UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2018
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™	SCHP
Schwab Short-Term U.S. Treasury ETF™	SCHO
Schwab Intermediate-Term U.S. Treasury ETF™	SCHR
Schwab U.S. Aggregate Bond ETF™	SCHZ

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2018
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	-0.11%
NAV Return[1]	-0.06%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	-0.02%
ETF Category: Morningstar Inflation-Protected Bond[2]	-0.06%
Performance Details	page 7

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	0.05%
NAV Return[1]	0.01%
Bloomberg Barclays US Treasury 1-3 Year Index	0.05%
ETF Category: Morningstar Short Government[2]	-0.08%
Performance Details	page 8

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	-1.13%
NAV Return[1]	-1.22%
Bloomberg Barclays US Treasury 3-10 Year Index	-1.18%
ETF Category: Morningstar Intermediate Government[2]	-1.13%
Performance Details	page 9

Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-1.59%
NAV Return[1]	-1.69%
Bloomberg Barclays US Aggregate Bond Index	-1.62%
ETF Category: Morningstar Intermediate-Term Bond[2]	-1.55%
Performance Details	page 10
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
As an investor, sometimes it can be difficult to know what news is important and what isn’t. This year has brought no shortage of domestic and international developments for the markets to digest, causing greater equity volatility than has been seen for years. In fixed income, though, all the headline noise shouldn’t distract from the biggest story: sharply higher U.S. bond yields.
This year through June, the Federal Reserve (Fed) increased its benchmark overnight rate twice, and more hikes are possible by year’s end. This helped push all Treasury yields higher, with 2-year note yields climbing to 2.52% at the end of June, from 1.38% a year earlier. The Fed rate increases put downward pressure on fixed income returns in the six-month reporting period, as higher rates pushed bond prices lower. Total returns for the first half of the year were negative for Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF and were nearly flat for Schwab U.S. TIPS ETF and Schwab Short-Term U.S. Treasury ETF.
Naturally, many fixed-income investors are wondering how high rates may go in the current rate-hike cycle, which started with the first Fed increase in December 2015. The Fed’s outlook as of mid-year was for its benchmark rate to keep climbing in small, incremental steps through 2019. While this forecast evolves with every policy meeting, what’s significant in that scenario is that it may signal we are closer to the end of this rate-hike cycle than the beginning. Research shows that longer-term bond yields often peak around the same time as the Fed benchmark. So the yield on 10-year Treasuries, which was just under 3% at the end of June, may be hard-pressed to revert back to its long-term average rate, which is above 6%.
At Charles Schwab Investment Management, we emphasize that investors should always have a long-term plan and stick to it. When markets become more turbulent, it certainly makes sense to check in on your investments to ensure that they are continuing to meet your needs. But the rising yields seen in the first half of this year shouldn’t fundamentally change the reasons to have an allocation to fixed income in your portfolio—diversification from stocks, capital preservation and income. We believe bonds and bond ETFs should be a permanent fixture in well-diversified portfolios, and they can even help smooth the ride against stock market volatility in the short run.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Total returns for the first half of the year were negative for Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF and were nearly flat for Schwab U.S. TIPS ETF and Schwab Short-Term U.S. Treasury ETF.”
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

Over the six-month reporting period ended June 30, 2018, fixed-income markets generated negative returns as bond yields rose. (Bond yields and bond prices move in opposite directions.) The yield on the benchmark 10-year U.S. Treasury note rose for a fourth straight quarter, briefly surpassing 3% before investors’ concerns drove them to the relative safety of government debt. Although global growth generally remained strong, uncertainties abounded, from worries about escalating trade tensions and political uncertainty in the eurozone to signs of slowing global economic momentum. After hitting an all-time low last November, volatility spiked in February, then eased, but ended the reporting period elevated from its recent lows. In this environment, the Bloomberg Barclays US Aggregate Bond Index returned –1.62%, while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year Index returned 0.05% and –1.18%, respectively. Over the same period, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) returned -0.02%.
Economies around globe continued for the most part to demonstrate economic strength over the reporting period, although in some cases, the pace slowed. In the U.S., the labor market remained strong, reporting a 93rd consecutive month of jobs expansion as of the end of June, along with a pickup in wage gains. Corporate earnings generally remained strong, with many companies exceeding expectations. U.S. consumers generally remained optimistic, although The Conference Board’s Consumer Confidence Index®1 fell slightly in May, suggesting that consumers may sense a cooling ahead. U.S. real gross domestic product (GDP) increased at an annual rate of 2.0% in the first quarter of 2018, following an increase of 2.9% in the fourth quarter of 2017.
During the reporting period, the Federal Reserve (Fed) continued to take steps toward a more normalized monetary policy environment, reaffirming its commitment to gradually raising short-term interest rates. Following three 0.25% rate hikes in 2017, the Fed instituted two more rate hikes thus far in 2018—in March and June—citing continued strength in the labor market and solid economic growth. In its minutes from its June meeting, however, the Fed noted that uncertainty and risks associated with trade policy had intensified, which could eventually have negative effects on business sentiment and investment spending. The federal funds rate ended the reporting period in a range of 1.75% to 2.00%. In addition, the pace of the Fed’s balance sheet reduction plan, whereby it allows securities to mature without reinvesting the proceeds, accelerated over the reporting period. As of the end of the reporting period, the Fed’s balance sheet stood at $4.3 trillion, down from $4.5 trillion when the program was announced.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
[1]	The Conference Board is a global, independent business membership and research association working in the public interest. The Consumer Confidence Index® is based on the Consumer Confidence Survey® which reflects prevailing business conditions and likely developments for the months ahead. This monthly report details consumer attitudes and buying intentions, with data available by age, income, and region.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Outside the U.S., monetary policies mostly remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. At its March meeting, the Governing Council of the European Central Bank left interest rates unchanged, announcing that it expects key interest rates to remain at their present levels for an extended period of time and confirming that its net asset purchases are intended to run until at least the end of September 2018. During the reporting period, the Bank of Japan removed the timeframe for achieving its 2% inflation target and maintained its short-term interest rate target at –0.1%.
During the six-month reporting period, the U.S. bond yield curve flattened and yields remained low relative to historical averages. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases. Longer-term yields, by comparison, are driven by economic growth and inflation expectations. Despite steady economic growth over the reporting period, inflation remained benign and longer-term yields were generally range bound.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed-Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is taxable government securities. Prior to joining CSIM in 2016, Mr. McKissick worked for 17 years at Denver Investments, most recently as a director of fixed income and portfolio manager. He has worked in the fixed-income securities industry since 1992.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	-0.11%	2.07%	1.63%	2.68%
NAV Return[2]	-0.06%	2.05%	1.61%	2.68%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	-0.02%	2.11%	1.68%	2.77%
ETF Category: Morningstar Inflation-Protected Bond[3]	-0.06%	1.94%	1.25%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	8.4 Yrs
Weighted Average Duration[8]	7.7 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	0.05%	-0.03%	0.49%	0.55%
NAV Return[2]	0.01%	-0.05%	0.49%	0.55%
Bloomberg Barclays US Treasury 1-3 Year Index	0.05%	0.01%	0.58%	0.65%
ETF Category: Morningstar Short Government[3]	-0.08%	-0.06%	0.49%	N/A
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-1.13%	-1.36%	1.37%	2.03%
NAV Return[2]	-1.22%	-1.34%	1.36%	2.02%
Bloomberg Barclays US Treasury 3-10 Year Index	-1.18%	-1.28%	1.45%	2.13%
ETF Category: Morningstar Intermediate Government[3]	-1.13%	-0.75%	1.38%	N/A
Fund Expense Ratio[4]: 0.06%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	5.6 Yrs
Weighted Average Duration[8]	5.1 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	-1.59%	-0.60%	2.27%	2.30%
NAV Return[2]	-1.69%	-0.53%	2.21%	2.30%
Bloomberg Barclays US Aggregate Bond Index	-1.62%	-0.40%	2.27%	2.42%
ETF Category: Morningstar Intermediate-Term Bond[3]	-1.55%	-0.36%	2.20%	N/A
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	8.4 Yrs
Weighted Average Duration[7]	6.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.3% of total investments on June 30, 2018.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2018 and held through June 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/18	Ending Account Value (Net of Expenses) at 6/30/18	Expenses Paid During Period 1/1/18-6/30/18[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$ 999.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.06%	$1,000.00	$ 987.80	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$ 983.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$55.39	$54.84	$53.15	$54.11	$52.92	$58.31
Income (loss) from investment operations:
Net investment income (loss)	0.97 [1]	1.17 [1]	0.99 [1]	0.17 [1]	0.64	0.28
Net realized and unrealized gains (losses)	(1.01)	0.43	1.46	(0.98)	1.26	(5.32)
Total from investment operations	(0.04)	1.60	2.45	(0.81)	1.90	(5.04)
Less distributions:
Distributions from net investment income	(0.45)	(1.05)	(0.76)	(0.15)	(0.71)	(0.35)
Net asset value at end of period	$54.90	$55.39	$54.84	$53.15	$54.11	$52.92
Total return	(0.06%) [2]	2.95%	4.60%	(1.50%)	3.56%	(8.66%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05% [4]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.59% [3]	2.13%	1.78%	0.31%	1.10%	0.51%
Portfolio turnover rate[5]	9% [2]	19%	16%	19%	20%	20%
Net assets, end of period (x 1,000)	$5,448,453	$2,880,386	$1,614,977	$815,816	$549,259	$399,564

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.88%, 07/15/19	81,594,427	82,928,467
1.38%, 01/15/20	98,952,832	100,082,028
0.13%, 04/15/20	253,910,679	251,259,861
1.25%, 07/15/20	152,060,706	154,558,466
1.13%, 01/15/21	173,933,530	176,226,460
0.13%, 04/15/21	220,775,986	217,422,066
0.63%, 07/15/21	184,629,853	185,371,389
0.13%, 01/15/22	203,785,858	200,352,824
0.13%, 04/15/22	215,121,063	210,753,406
0.13%, 07/15/22	210,181,817	206,735,585
0.13%, 01/15/23	211,159,586	206,460,023
0.63%, 04/15/23	76,604,721	76,498,753
0.38%, 07/15/23	209,461,945	207,630,278
0.63%, 01/15/24	208,868,441	208,683,912
0.13%, 07/15/24	205,349,289	199,678,519
0.25%, 01/15/25	205,835,635	200,289,770
2.38%, 01/15/25	135,167,241	149,929,778
0.38%, 07/15/25	205,607,828	202,039,253
0.63%, 01/15/26	185,156,829	184,260,124
2.00%, 01/15/26	98,459,303	107,938,033
0.13%, 07/15/26	173,646,942	166,426,930
0.38%, 01/15/27	172,307,541	167,482,075
2.38%, 01/15/27	79,214,454	90,146,240
0.38%, 07/15/27	170,272,419	165,733,927
0.50%, 01/15/28	168,863,935	165,265,713
1.75%, 01/15/28	79,306,402	86,720,726
3.63%, 04/15/28	66,775,740	84,859,334
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	76,517,119	90,008,881
3.88%, 04/15/29	81,254,560	107,229,023
3.38%, 04/15/32	30,867,718	41,274,190
2.13%, 02/15/40	41,794,999	52,591,510
2.13%, 02/15/41	53,187,186	67,404,354
0.75%, 02/15/42	93,446,358	91,355,031
0.63%, 02/15/43	69,072,171	65,446,437
1.38%, 02/15/44	104,234,200	116,433,118
0.75%, 02/15/45	116,154,576	112,803,888
1.00%, 02/15/46	85,325,491	87,955,020
0.88%, 02/15/47	83,689,339	83,747,216
1.00%, 02/15/48	57,863,809	59,821,986
Total Treasuries
(Cost $5,467,087,221)		5,431,804,594
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (a)	1,028,539	1,028,539
Total Other Investment Company
(Cost $1,028,539)		1,028,539
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,431,804,594	$—	$5,431,804,594
Other Investment Company[1]	1,028,539	—	—	1,028,539
Total	$1,028,539	$5,431,804,594	$—	$5,432,833,133
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,468,115,760)		$5,432,833,133
Receivables:
Investments sold		23,916,664
Interest		16,614,224
Fund shares sold		10,979,228
Dividends	+	1,715
Total assets		5,484,344,964
Liabilities
Payables:
Investments bought		35,675,510
Investment adviser fees		214,804
Other liabilities	+	1,763
Total liabilities		35,892,077
Net Assets
Total assets		5,484,344,964
Total liabilities	–	35,892,077
Net assets		$5,448,452,887
Net Assets by Source
Capital received from investors		5,474,804,420
Net investment income not yet distributed		32,966,152
Net realized capital losses		(24,035,058)
Net unrealized capital depreciation		(35,282,627)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,448,452,887		99,250,000		$54.90

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Dividends		$15,516
Interest	+	63,869,020
Total investment income		63,884,536
Expenses
Investment adviser fees		876,768
Total expenses	–	876,768
Net investment income		63,007,768
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(5,240,037)
Net realized gains on in-kind redemptions	+	1,192,011
Net realized losses		(4,048,026)
Net change in unrealized appreciation (depreciation) on investments	+	(44,683,963)
Net realized and unrealized losses		(48,731,989)
Increase in net assets resulting from operations		$14,275,779

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$63,007,768	$46,731,565
Net realized losses		(4,048,026)	(3,947,311)
Net change in unrealized appreciation (depreciation)	+	(44,683,963)	23,021,737
Increase in net assets resulting from operations		14,275,779	65,805,991
Distributions to Shareholders
Distributions from net investment income		($30,629,135)	($46,465,385)

Transactions in Fund Shares
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,050,000	$2,683,123,245	24,750,000	$1,367,959,304
Shares redeemed	+	(1,800,000)	(98,702,504)	(2,200,000)	(121,891,683)
Net transactions in fund shares		47,250,000	$2,584,420,741	22,550,000	$1,246,067,621
Shares Outstanding and Net Assets
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		52,000,000	$2,880,385,502	29,450,000	$1,614,977,275
Total increase	+	47,250,000	2,568,067,385	22,550,000	1,265,408,227
End of period		99,250,000	$5,448,452,887	52,000,000	$2,880,385,502
Net investment income not yet distributed			$32,966,152		$587,519

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$50.03	$50.41	$50.43	$50.55	$50.51	$50.53
Income (loss) from investment operations:
Net investment income (loss)	0.39 [1]	0.57 [1]	0.42 [1]	0.35 [1]	0.24	0.15
Net realized and unrealized gains (losses)	(0.39)	(0.39)	(0.03)	(0.13)	0.04	(0.02)
Total from investment operations	0.00 [2]	0.18	0.39	0.22	0.28	0.13
Less distributions:
Distributions from net investment income	(0.31)	(0.56)	(0.41)	(0.34)	(0.24)	(0.15)
Net asset value at end of period	$49.72	$50.03	$50.41	$50.43	$50.55	$50.51
Total return	0.01% [3]	0.35%	0.78%	0.44%	0.55%	0.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.08% [5]	0.08%	0.08%	0.08%
Net investment income (loss)	1.60% [4]	1.13%	0.83%	0.69%	0.49%	0.31%
Portfolio turnover rate[6]	31% [3]	65%	66%	89%	109%	101%
Net assets, end of period (x 1,000)	$2,618,003	$2,181,398	$1,414,092	$1,071,573	$702,651	$444,497

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.13%, 08/15/19	5,701,000	6,057,981
8.50%, 02/15/20	3,286,000	3,599,774
8.75%, 05/15/20	2,428,000	2,706,366
8.75%, 08/15/20	4,946,000	5,575,166
7.88%, 02/15/21	2,120,000	2,402,639
Notes
0.75%, 07/15/19	24,366,000	23,964,818
0.88%, 07/31/19	17,383,000	17,104,940
1.38%, 07/31/19	27,755,000	27,457,393
1.63%, 07/31/19	35,313,000	35,026,772
0.75%, 08/15/19	23,262,000	22,839,468
3.63%, 08/15/19	26,881,000	27,241,163
1.00%, 08/31/19	22,118,000	21,761,606
1.25%, 08/31/19	6,839,000	6,748,437
1.63%, 08/31/19	40,735,000	40,370,613
0.88%, 09/15/19	26,009,000	25,532,518
1.00%, 09/30/19	19,017,000	18,686,060
1.38%, 09/30/19	25,226,000	24,900,821
1.75%, 09/30/19	37,260,000	36,949,985
1.00%, 10/15/19	23,717,000	23,287,129
1.25%, 10/31/19	14,096,000	13,877,127
1.50%, 10/31/19	63,068,000	62,293,199
1.00%, 11/15/19	24,095,000	23,624,865
3.38%, 11/15/19	37,429,000	37,884,435
1.00%, 11/30/19	22,698,000	22,240,937
1.50%, 11/30/19	36,368,000	35,882,857
1.75%, 11/30/19	25,243,000	24,992,049
1.38%, 12/15/19	24,762,000	24,377,512
1.13%, 12/31/19	22,434,000	21,991,892
1.63%, 12/31/19	35,910,000	35,469,542
1.88%, 12/31/19	24,462,000	24,246,524
1.38%, 01/15/20	24,590,000	24,179,366
1.25%, 01/31/20	36,524,000	35,829,901
1.38%, 01/31/20	20,393,000	20,045,283
2.00%, 01/31/20	22,038,000	21,874,867
1.38%, 02/15/20	25,088,000	24,643,570
3.63%, 02/15/20	44,019,000	44,802,229
1.25%, 02/29/20	21,571,000	21,131,575
1.38%, 02/29/20	35,462,000	34,812,325
2.25%, 02/29/20	25,563,000	25,461,147
1.63%, 03/15/20	25,557,000	25,181,132
1.13%, 03/31/20	18,458,000	18,022,507
1.38%, 03/31/20	33,570,000	32,921,548
2.25%, 03/31/20	26,414,000	26,297,407
1.50%, 04/15/20	25,679,000	25,225,605
1.13%, 04/30/20	25,688,000	25,052,322
1.38%, 04/30/20	33,992,000	33,301,537
2.38%, 04/30/20	46,534,000	46,419,483
1.50%, 05/15/20	24,681,000	24,224,016
3.50%, 05/15/20	33,493,000	34,086,978
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/20	25,545,000	24,996,181
1.50%, 05/31/20	36,655,000	35,953,401
1.50%, 06/15/20	24,804,000	24,321,000
1.63%, 06/30/20	36,748,000	36,102,039
1.88%, 06/30/20	16,900,000	16,685,119
2.50%, 06/30/20	22,000,000	21,988,398
1.50%, 07/15/20	25,471,000	24,947,650
1.63%, 07/31/20	41,655,000	40,877,223
2.00%, 07/31/20	24,121,000	23,854,821
1.50%, 08/15/20	24,713,000	24,180,126
2.63%, 08/15/20	36,478,000	36,530,010
1.38%, 08/31/20	36,366,000	35,468,214
2.13%, 08/31/20	27,328,000	27,083,009
1.38%, 09/15/20	24,301,000	23,689,203
1.38%, 09/30/20	37,176,000	36,215,378
2.00%, 09/30/20	21,576,000	21,311,357
1.63%, 10/15/20	24,503,000	23,991,883
1.38%, 10/31/20	35,973,000	35,000,605
1.75%, 10/31/20	29,421,000	28,876,252
1.75%, 11/15/20	23,474,000	23,029,278
2.63%, 11/15/20	55,905,000	55,966,146
1.63%, 11/30/20	34,091,000	33,331,277
2.00%, 11/30/20	22,309,000	22,007,480
1.88%, 12/15/20	24,610,000	24,199,513
1.75%, 12/31/20	35,310,000	34,599,662
2.38%, 12/31/20	21,659,000	21,550,282
2.00%, 01/15/21	24,234,000	23,882,796
1.38%, 01/31/21	34,914,000	33,853,624
2.13%, 01/31/21	26,017,000	25,711,605
2.25%, 02/15/21	27,085,000	26,849,064
3.63%, 02/15/21	46,826,000	48,031,404
1.13%, 02/28/21	35,934,000	34,579,457
2.00%, 02/28/21	27,444,000	27,021,084
2.38%, 03/15/21	28,109,000	27,942,103
1.25%, 03/31/21	34,676,000	33,437,281
2.25%, 03/31/21	25,212,000	24,973,668
2.38%, 04/15/21	55,803,000	55,452,052
1.38%, 04/30/21	47,263,000	45,677,105
2.63%, 05/15/21	31,476,000	31,481,533
3.13%, 05/15/21	38,632,000	39,173,754
1.38%, 05/31/21	44,729,000	43,172,221
2.63%, 06/15/21	28,500,000	28,506,123
1.13%, 06/30/21	60,000,000	57,417,187
Total Treasuries
(Cost $2,634,445,678)		2,606,524,954

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (a)	1,357,014	1,357,014
Total Other Investment Company
(Cost $1,357,014)		1,357,014
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,606,524,954	$—	$2,606,524,954
Other Investment Company[1]	1,357,014	—	—	1,357,014
Total	$1,357,014	$2,606,524,954	$—	$2,607,881,968
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,635,802,692)		$2,607,881,968
Receivables:
Investments sold		99,854,652
Interest		13,375,211
Fund shares sold		4,972,472
Dividends	+	1,622
Total assets		2,726,085,925
Liabilities
Payables:
Investments bought		107,954,369
Investment adviser fees	+	129,032
Total liabilities		108,083,401
Net Assets
Total assets		2,726,085,925
Total liabilities	–	108,083,401
Net assets		$2,618,002,524
Net Assets by Source
Capital received from investors		2,654,310,099
Net investment income not yet distributed		3,735,329
Net realized capital losses		(12,122,180)
Net unrealized capital depreciation		(27,920,724)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,618,002,524		52,650,000		$49.72

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Dividends		$13,189
Interest	+	19,611,730
Total investment income		19,624,919
Expenses
Investment adviser fees		709,640
Total expenses	–	709,640
Net investment income		18,915,279
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(7,051,108)
Net realized gains on in-kind redemptions	+	38,856
Net realized losses		(7,012,252)
Net change in unrealized appreciation (depreciation) on investments	+	(9,975,530)
Net realized and unrealized losses		(16,987,782)
Increase in net assets resulting from operations		$1,927,497

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$18,915,279	$20,456,466
Net realized losses		(7,012,252)	(4,201,781)
Net change in unrealized appreciation (depreciation)	+	(9,975,530)	(11,926,446)
Increase in net assets resulting from operations		1,927,497	4,328,239
Distributions to Shareholders
Distributions from net investment income		($15,152,875)	($20,557,590)

Transactions in Fund Shares
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,600,000	$675,924,949	23,100,000	$1,163,271,626
Shares redeemed	+	(4,550,000)	(226,095,514)	(7,550,000)	(379,735,412)
Net transactions in fund shares		9,050,000	$449,829,435	15,550,000	$783,536,214
Shares Outstanding and Net Assets
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,600,000	$2,181,398,467	28,050,000	$1,414,091,604
Total increase	+	9,050,000	436,604,057	15,550,000	767,306,863
End of period		52,650,000	$2,618,002,524	43,600,000	$2,181,398,467
Net investment income not yet distributed/Distributions in excess of net investment income			$3,735,329		($27,075)

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$53.35	$53.41	$53.55	$53.52	$52.08	$54.18
Income (loss) from investment operations:
Net investment income (loss)	0.54 [1]	0.89 [1]	0.79 [1]	0.85 [1]	0.77	0.56
Net realized and unrealized gains (losses)	(1.19)	(0.07)	(0.15)	0.02 [2]	1.44	(2.10)
Total from investment operations	(0.65)	0.82	0.64	0.87	2.21	(1.54)
Less distributions:
Distributions from net investment income	(0.39)	(0.88)	(0.78)	(0.84)	(0.77)	(0.56)
Net asset value at end of period	$52.31	$53.35	$53.41	$53.55	$53.52	$52.08
Total return	(1.22%) [3]	1.54%	1.16%	1.62%	4.27%	(2.86%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.09% [5]	0.10% [6]	0.10%	0.10%
Net investment income (loss)	2.08% [4]	1.66%	1.44%	1.59%	1.43%	1.06%
Portfolio turnover rate[7]	17% [3]	30%	30%	32%	49%	54%
Net assets, end of period (x 1,000)	$2,769,897	$1,165,708	$790,506	$441,747	$254,226	$236,969

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.13%, 08/15/21	3,245,000	3,777,129
8.00%, 11/15/21	5,689,000	6,665,908
7.25%, 08/15/22	2,425,000	2,855,438
7.63%, 11/15/22	1,159,000	1,393,041
7.13%, 02/15/23	6,468,000	7,698,436
6.25%, 08/15/23	6,367,000	7,432,353
7.50%, 11/15/24	5,786,000	7,374,664
7.63%, 02/15/25	2,268,000	2,926,517
6.88%, 08/15/25	3,352,000	4,231,442
6.00%, 02/15/26	5,566,000	6,779,866
6.75%, 08/15/26	3,679,000	4,729,527
6.50%, 11/15/26	2,823,000	3,595,465
6.63%, 02/15/27	3,644,000	4,701,756
6.38%, 08/15/27	2,206,000	2,832,297
6.13%, 11/15/27	6,548,000	8,306,240
Notes
1.13%, 07/31/21	40,550,000	38,753,762
2.25%, 07/31/21	20,127,000	19,902,537
2.13%, 08/15/21	29,194,000	28,747,537
1.13%, 08/31/21	24,812,000	23,675,106
2.00%, 08/31/21	24,611,000	24,134,162
1.13%, 09/30/21	27,718,000	26,410,069
2.13%, 09/30/21	19,160,000	18,852,018
1.25%, 10/31/21	37,042,000	35,395,368
2.00%, 10/31/21	19,438,000	19,034,434
2.00%, 11/15/21	26,327,000	25,777,835
1.75%, 11/30/21	23,653,000	22,958,193
1.88%, 11/30/21	19,131,000	18,647,120
2.00%, 12/31/21	24,322,000	23,785,681
2.13%, 12/31/21	30,509,000	29,964,367
1.50%, 01/31/22	26,616,000	25,554,479
1.88%, 01/31/22	22,311,000	21,707,906
2.00%, 02/15/22	19,435,000	18,988,982
1.75%, 02/28/22	19,284,000	18,662,543
1.88%, 02/28/22	21,278,000	20,687,868
1.75%, 03/31/22	20,360,000	19,688,756
1.88%, 03/31/22	20,434,000	19,850,114
1.75%, 04/30/22	21,499,000	20,767,530
1.88%, 04/30/22	20,127,000	19,533,018
1.75%, 05/15/22	18,240,000	17,613,356
1.75%, 05/31/22	25,402,000	24,515,907
1.88%, 05/31/22	21,511,000	20,864,410
1.75%, 06/30/22	23,447,000	22,609,869
2.13%, 06/30/22	20,172,000	19,739,405
1.88%, 07/31/22	20,714,000	20,056,169
2.00%, 07/31/22	20,696,000	20,138,178
1.63%, 08/15/22	22,348,000	21,411,305
1.63%, 08/31/22	30,544,000	29,256,022
1.88%, 08/31/22	18,329,000	17,734,381
1.75%, 09/30/22	27,757,000	26,702,559
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 09/30/22	20,262,000	19,591,217
1.88%, 10/31/22	17,036,000	16,458,706
2.00%, 10/31/22	20,268,000	19,682,128
1.63%, 11/15/22	26,365,000	25,189,904
2.00%, 11/30/22	45,486,000	44,151,625
2.13%, 12/31/22	39,095,000	38,118,389
1.75%, 01/31/23	17,174,000	16,459,870
2.38%, 01/31/23	34,946,000	34,429,318
2.00%, 02/15/23	40,267,000	39,018,094
1.50%, 02/28/23	18,330,000	17,355,503
2.63%, 02/28/23	26,223,000	26,120,566
1.50%, 03/31/23	19,302,000	18,257,732
2.50%, 03/31/23	25,520,000	25,267,791
1.63%, 04/30/23	17,174,000	16,319,325
2.75%, 04/30/23	30,074,000	30,106,893
1.75%, 05/15/23	33,045,000	31,576,692
1.63%, 05/31/23	31,706,000	30,106,457
2.75%, 05/31/23	27,617,000	27,654,758
1.38%, 06/30/23	21,012,000	19,683,155
2.63%, 06/30/23	52,000,000	51,751,172
1.25%, 07/31/23	19,275,000	17,914,456
2.50%, 08/15/23	30,157,000	29,807,721
1.38%, 08/31/23	18,616,000	17,387,788
1.38%, 09/30/23	19,157,000	17,868,401
1.63%, 10/31/23	18,996,000	17,934,895
2.75%, 11/15/23	31,210,000	31,203,904
2.13%, 11/30/23	18,457,000	17,868,683
2.25%, 12/31/23	25,573,000	24,902,708
2.25%, 01/31/24	19,029,000	18,517,596
2.75%, 02/15/24	40,060,000	40,014,620
2.13%, 02/29/24	21,409,000	20,683,101
2.13%, 03/31/24	20,181,000	19,483,337
2.00%, 04/30/24	20,724,000	19,854,564
2.50%, 05/15/24	45,492,000	44,785,630
2.00%, 05/31/24	19,133,000	18,315,363
2.00%, 06/30/24	23,398,000	22,380,278
2.13%, 07/31/24	20,274,000	19,517,685
2.38%, 08/15/24	46,428,000	45,331,683
1.88%, 08/31/24	22,167,000	21,030,075
2.13%, 09/30/24	20,241,000	19,461,010
2.25%, 10/31/24	18,244,000	17,662,829
2.25%, 11/15/24	46,620,000	45,116,687
2.13%, 11/30/24	20,291,000	19,486,494
2.25%, 12/31/24	18,061,000	17,469,079
2.50%, 01/31/25	25,703,000	25,237,635
2.00%, 02/15/25	47,035,000	44,742,044
2.75%, 02/28/25	27,681,000	27,586,387
2.63%, 03/31/25	18,378,000	18,170,889
2.88%, 04/30/25	26,975,000	27,084,059
2.13%, 05/15/25	47,570,000	45,529,693
2.88%, 05/31/25	32,509,000	32,637,893
2.75%, 06/30/25	17,100,000	17,029,195
2.00%, 08/15/25	48,783,000	46,219,034
2.25%, 11/15/25	47,763,000	45,944,834

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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 02/15/26	48,449,000	44,456,689
1.63%, 05/15/26	46,534,000	42,574,065
1.50%, 08/15/26	46,736,000	42,210,296
2.00%, 11/15/26	47,540,000	44,560,393
2.25%, 02/15/27	45,573,000	43,496,402
2.38%, 05/15/27	44,922,000	43,267,256
2.25%, 08/15/27	45,920,000	43,712,790
2.25%, 11/15/27	47,023,000	44,707,668
2.75%, 02/15/28	51,820,000	51,385,805
2.88%, 05/15/28	36,591,000	36,668,899
Total Treasuries
(Cost $2,799,724,634)		2,755,940,833
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (a)	987,828	987,828
Total Other Investment Company
(Cost $987,828)		987,828
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,755,940,833	$—	$2,755,940,833
Other Investment Company[1]	987,828	—	—	987,828
Total	$987,828	$2,755,940,833	$—	$2,756,928,661
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,800,712,462)		$2,756,928,661
Receivables:
Investments sold		96,231,295
Interest		16,758,731
Fund shares sold		2,615,563
Dividends	+	1,018
Total assets		2,872,535,268
Liabilities
Payables:
Investments bought		102,507,451
Investment adviser fees	+	130,615
Total liabilities		102,638,066
Net Assets
Total assets		2,872,535,268
Total liabilities	–	102,638,066
Net assets		$2,769,897,202
Net Assets by Source
Capital received from investors		2,819,777,493
Net investment income not yet distributed		5,038,958
Net realized capital losses		(11,135,448)
Net unrealized capital depreciation		(43,783,801)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,769,897,202		52,950,000		$52.31

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Dividends		$8,293
Interest	+	16,040,068
Total investment income		16,048,361
Expenses
Investment adviser fees		449,049
Total expenses	–	449,049
Net investment income		15,599,312
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(6,780,411)
Net realized gains on in-kind redemptions	+	5,314
Net realized losses		(6,775,097)
Net change in unrealized appreciation (depreciation) on investments	+	(22,432,700)
Net realized and unrealized losses		(29,207,797)
Decrease in net assets resulting from operations		($13,608,485)

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$15,599,312	$16,436,695
Net realized losses		(6,775,097)	(1,961,408)
Net change in unrealized appreciation (depreciation)	+	(22,432,700)	(2,252,440)
Increase (decrease) in net assets resulting from operations		(13,608,485)	12,222,847
Distributions to Shareholders
Distributions from net investment income		($10,586,095)	($16,446,695)

Transactions in Fund Shares
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,450,000	$1,646,704,222	8,450,000	$454,993,243
Shares redeemed	+	(350,000)	(18,320,026)	(1,400,000)	(75,567,594)
Net transactions in fund shares		31,100,000	$1,628,384,196	7,050,000	$379,425,649
Shares Outstanding and Net Assets
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,850,000	$1,165,707,586	14,800,000	$790,505,785
Total increase	+	31,100,000	1,604,189,616	7,050,000	375,201,801
End of period		52,950,000	$2,769,897,202	21,850,000	$1,165,707,586
Net investment income not yet distributed			$5,038,958		$25,741

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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/18– 6/30/18*	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$52.07	$51.55	$51.41	$52.20	$50.28	$52.43
Income (loss) from investment operations:
Net investment income (loss)	0.65 [1]	1.18 [1]	1.06 [1]	1.00 [1]	1.00	0.83
Net realized and unrealized gains (losses)	(1.53)	0.59	0.23 [2]	(0.71)	1.98	(1.97)
Total from investment operations	(0.88)	1.77	1.29	0.29	2.98	(1.14)
Less distributions:
Distributions from net investment income	(0.57)	(1.25)	(1.15)	(1.08)	(1.06)	(1.01)
Net asset value at end of period	$50.62	$52.07	$51.55	$51.41	$52.20	$50.28
Total return	(1.69%) [3]	3.46%	2.49%	0.56%	5.97%	(2.19%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.05% [5]	0.05%	0.05%	0.06% [6]
Net investment income (loss)	2.58% [4]	2.26%	2.01%	1.92%	1.96%	1.59%
Portfolio turnover rate[7],[8]	43% [3]	101%	119%	104% [9]	74%	152%
Net assets, end of period (x 1,000)	$5,173,391	$4,925,693	$3,309,447	$2,102,482	$1,226,778	$497,801

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
The expense ratio would have been 0.05%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
8
Includes to-be-announced (TBA) transactions. (See financial note 2)
9
Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.8% of net assets

Financial Institutions 7.9%
Banking 5.8%
American Express Co.
2.65%, 12/02/22	500,000	480,620
4.05%, 12/03/42	750,000	735,708
American Express Credit Corp.
2.20%, 03/03/20 (a)	500,000	493,560
2.38%, 05/26/20 (a)	1,000,000	985,758
2.60%, 09/14/20 (a)	500,000	493,910
2.25%, 05/05/21 (a)	1,000,000	972,128
3.30%, 05/03/27 (a)	750,000	723,541
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	1,000,000	972,379
2.63%, 05/19/22	1,000,000	967,189
2.63%, 11/09/22	750,000	722,328
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	248,193
Bank of America Corp.
5.63%, 07/01/20	3,750,000	3,925,881
5.88%, 01/05/21	800,000	849,264
2.63%, 04/19/21	1,250,000	1,228,464
5.00%, 05/13/21	3,250,000	3,395,248
2.33%, 10/01/21 (a)(b)	2,000,000	1,955,848
2.50%, 10/21/22 (a)	2,250,000	2,156,461
3.30%, 01/11/23	2,900,000	2,859,240
3.12%, 01/20/23 (a)(b)	3,000,000	2,951,922
3.00%, 12/20/23 (a)(b)	500,000	485,069
4.20%, 08/26/24	500,000	503,015
3.95%, 04/21/25	500,000	490,100
3.88%, 08/01/25	2,500,000	2,489,775
3.25%, 10/21/27 (a)	1,000,000	933,074
4.24%, 04/24/38 (a)(b)	2,250,000	2,189,784
7.75%, 05/14/38	400,000	543,228
5.88%, 02/07/42	1,000,000	1,173,103
5.00%, 01/21/44	1,000,000	1,061,526
4.44%, 01/20/48 (a)(b)	750,000	733,973
Bank of Montreal
1.75%, 09/11/19	250,000	246,843
2.35%, 09/11/22	1,000,000	957,701
2.55%, 11/06/22 (a)	250,000	241,657
Bank of New York Mellon Corp.
2.30%, 09/11/19 (a)	2,500,000	2,486,903
2.60%, 08/17/20 (a)	2,100,000	2,079,695
4.15%, 02/01/21	500,000	513,567
2.20%, 08/16/23 (a)	500,000	469,653
3.44%, 02/07/28 (a)(b)	500,000	488,533
3.00%, 10/30/28 (a)	500,000	457,372
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Nova Scotia
1.85%, 04/14/20	500,000	491,135
2.15%, 07/14/20	1,000,000	980,799
2.50%, 01/08/21	500,000	491,856
2.45%, 03/22/21	500,000	489,264
1.88%, 04/26/21	500,000	484,063
2.70%, 03/07/22	500,000	488,970
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,024,592
Barclays PLC
2.75%, 11/08/19	1,500,000	1,489,252
3.25%, 01/12/21	1,500,000	1,481,748
3.65%, 03/16/25	1,000,000	938,721
5.25%, 08/17/45	1,000,000	986,045
BB&T Corp.
2.45%, 01/15/20 (a)	250,000	247,613
3.20%, 09/03/21 (a)	750,000	747,965
3.95%, 03/22/22 (a)	100,000	101,599
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	986,043
5.00%, 01/15/21	200,000	208,052
3.25%, 03/03/23	350,000	346,473
4.25%, 10/15/24	300,000	296,423
BPCE S.A.
2.50%, 07/15/19	1,000,000	994,115
2.65%, 02/03/21	1,500,000	1,470,780
4.00%, 04/15/24	1,000,000	1,002,577
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	1,000,000	984,792
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,085,971
3.05%, 03/09/22 (a)	500,000	490,458
3.50%, 06/15/23	2,000,000	1,955,930
3.20%, 02/05/25 (a)	500,000	470,077
4.20%, 10/29/25 (a)	750,000	729,507
3.75%, 07/28/26 (a)	1,300,000	1,210,012
3.80%, 01/31/28 (a)	1,250,000	1,182,256
Capital One NA
2.40%, 09/05/19 (a)	750,000	744,145
2.35%, 01/31/20 (a)	250,000	246,497
2.25%, 09/13/21 (a)	1,250,000	1,198,958
Citigroup, Inc.
2.40%, 02/18/20	1,000,000	987,641
2.65%, 10/26/20	2,750,000	2,714,222
2.90%, 12/08/21 (a)	1,000,000	980,417
4.50%, 01/14/22	1,850,000	1,901,837
2.75%, 04/25/22 (a)	2,000,000	1,937,627
3.14%, 01/24/23 (a)(b)	2,750,000	2,696,468
2.88%, 07/24/23 (a)(b)	1,500,000	1,447,795
5.50%, 09/13/25	1,000,000	1,063,280
3.70%, 01/12/26	750,000	728,117
3.20%, 10/21/26 (a)	1,000,000	930,929

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 11/20/26	1,000,000	977,488
4.45%, 09/29/27	1,000,000	984,737
3.67%, 07/24/28 (a)(b)	4,000,000	3,809,972
5.30%, 05/06/44	1,000,000	1,033,185
4.65%, 07/30/45	700,000	699,255
4.75%, 08/15/46	250,000	238,627
Citizens Bank NA
2.20%, 05/26/20 (a)	250,000	244,853
2.55%, 05/13/21 (a)	250,000	243,979
Cooperatieve Rabobank UA
1.38%, 08/09/19	500,000	491,692
2.50%, 01/19/21	750,000	735,899
3.88%, 02/08/22	1,000,000	1,014,649
4.63%, 12/01/23	450,000	453,811
4.38%, 08/04/25	250,000	245,477
5.25%, 05/24/41	1,500,000	1,683,893
5.25%, 08/04/45	1,000,000	1,047,328
Credit Suisse AG
5.30%, 08/13/19	250,000	256,396
3.63%, 09/09/24	300,000	295,229
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	989,482
3.13%, 12/10/20	750,000	745,002
3.45%, 04/16/21	2,250,000	2,243,014
3.80%, 09/15/22	500,000	498,285
3.75%, 03/26/25	2,500,000	2,407,952
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,935,168
3.30%, 11/16/22	500,000	468,904
3.95%, 02/27/23	1,500,000	1,441,810
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,495,066
Fifth Third Bancorp
8.25%, 03/01/38	600,000	821,172
Fifth Third Bank
3.85%, 03/15/26 (a)	1,000,000	985,164
First Tennessee Bank NA
2.95%, 12/01/19 (a)	250,000	248,930
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	400,268
Goldman Sachs Group, Inc.
1.95%, 07/23/19	1,500,000	1,485,460
2.55%, 10/23/19	2,100,000	2,087,799
5.38%, 03/15/20	1,100,000	1,139,589
2.75%, 09/15/20 (a)	2,500,000	2,471,497
2.63%, 04/25/21 (a)	700,000	685,008
5.25%, 07/27/21	1,262,000	1,326,837
2.35%, 11/15/21 (a)	1,500,000	1,443,690
5.75%, 01/24/22	1,100,000	1,177,750
3.85%, 07/08/24 (a)	650,000	645,054
3.50%, 01/23/25 (a)	1,000,000	966,518
4.25%, 10/21/25	1,000,000	986,257
5.95%, 01/15/27	265,000	287,547
3.85%, 01/26/27 (a)	2,000,000	1,922,727
3.69%, 06/05/28 (a)(b)	500,000	474,524
3.81%, 04/23/29 (a)(b)	500,000	476,144
6.13%, 02/15/33	1,500,000	1,717,805
6.45%, 05/01/36	500,000	577,785
6.75%, 10/01/37	1,500,000	1,783,323
4.41%, 04/23/39 (a)(b)	1,000,000	960,837
6.25%, 02/01/41	1,000,000	1,169,812
4.80%, 07/08/44 (a)	500,000	497,188
4.75%, 10/21/45 (a)	500,000	495,955
HSBC Bank USA NA
4.88%, 08/24/20	500,000	515,485
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC Holdings PLC
3.40%, 03/08/21	250,000	250,005
5.10%, 04/05/21	850,000	888,849
2.95%, 05/25/21	1,000,000	984,935
4.25%, 03/14/24	1,000,000	996,145
4.30%, 03/08/26	1,850,000	1,856,523
3.90%, 05/25/26	2,200,000	2,153,395
4.58%, 06/19/29 (a)(b)	1,000,000	1,011,238
6.50%, 05/02/36	500,000	581,437
6.50%, 09/15/37	500,000	584,989
6.80%, 06/01/38	750,000	905,292
5.25%, 03/14/44	350,000	357,064
HSBC USA, Inc.
2.75%, 08/07/20	2,500,000	2,477,747
5.00%, 09/27/20	400,000	411,979
ING Groep N.V.
3.15%, 03/29/22	3,000,000	2,946,273
JPMorgan Chase & Co.
4.95%, 03/25/20	1,000,000	1,030,090
4.25%, 10/15/20	500,000	511,315
2.55%, 10/29/20 (a)	2,750,000	2,709,170
4.63%, 05/10/21	7,500,000	7,761,053
2.30%, 08/15/21 (a)	2,000,000	1,933,085
4.35%, 08/15/21	2,250,000	2,314,874
3.20%, 01/25/23	1,291,000	1,268,698
3.38%, 05/01/23	2,000,000	1,954,697
3.88%, 02/01/24	500,000	503,675
3.13%, 01/23/25 (a)	1,000,000	957,148
3.30%, 04/01/26 (a)	3,500,000	3,352,167
2.95%, 10/01/26 (a)	500,000	464,949
4.13%, 12/15/26	500,000	494,557
3.78%, 02/01/28 (a)(b)	1,700,000	1,660,415
3.54%, 05/01/28 (a)(b)	1,500,000	1,437,700
6.40%, 05/15/38	1,150,000	1,412,857
5.50%, 10/15/40	500,000	557,226
5.40%, 01/06/42 (d)	600,000	666,722
4.85%, 02/01/44	500,000	518,072
4.26%, 02/22/48 (a)(b)	500,000	471,787
4.03%, 07/24/48 (a)(b)	500,000	455,632
3.96%, 11/15/48 (a)(b)	1,000,000	901,374
KeyCorp
2.90%, 09/15/20	400,000	396,999
4.10%, 04/30/28	1,000,000	994,035
Lloyds Bank PLC
6.38%, 01/21/21	500,000	536,521
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,233,700
4.50%, 11/04/24	1,000,000	989,948
4.65%, 03/24/26	1,500,000	1,478,247
4.38%, 03/22/28	1,500,000	1,482,677
4.34%, 01/09/48	1,000,000	861,485
Manufacturers & Traders Trust Co.
2.94%, 12/01/21
(3 mo. USD-LIBOR + .64%) (a)(c)	250,000	249,400
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,138,020
2.19%, 09/13/21	2,500,000	2,401,619
3.85%, 03/01/26	750,000	747,031
3.29%, 07/25/27	1,100,000	1,050,246
Mizuho Financial Group, Inc.
2.60%, 09/11/22	750,000	719,233
3.66%, 02/28/27	600,000	586,018
3.17%, 09/11/27	500,000	468,858
Morgan Stanley
5.63%, 09/23/19	1,500,000	1,546,138
2.65%, 01/27/20	3,000,000	2,979,348

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.80%, 06/16/20	500,000	496,199
5.75%, 01/25/21	1,000,000	1,057,623
5.50%, 07/28/21	1,500,000	1,588,397
2.63%, 11/17/21	1,250,000	1,214,086
4.88%, 11/01/22	1,000,000	1,038,221
3.13%, 01/23/23	2,000,000	1,953,518
4.10%, 05/22/23	750,000	753,691
3.88%, 04/29/24	1,000,000	1,002,547
4.00%, 07/23/25	2,000,000	1,995,740
5.00%, 11/24/25	1,000,000	1,038,225
4.35%, 09/08/26	2,000,000	1,976,065
3.63%, 01/20/27	1,000,000	961,270
3.59%, 07/22/28 (a)(b)	2,000,000	1,903,065
7.25%, 04/01/32	500,000	632,269
6.38%, 07/24/42	500,000	609,369
4.30%, 01/27/45	850,000	806,102
4.38%, 01/22/47	300,000	287,175
National Australia Bank Ltd.
2.50%, 05/22/22	1,000,000	958,720
3.00%, 01/20/23	250,000	244,253
3.38%, 01/14/26	1,000,000	969,233
PNC Bank NA
2.25%, 07/02/19 (a)	1,500,000	1,492,890
2.40%, 10/18/19 (a)	1,250,000	1,241,563
2.15%, 04/29/21 (a)	500,000	484,805
2.55%, 12/09/21 (a)	750,000	731,733
2.95%, 01/30/23 (a)	1,000,000	970,381
3.10%, 10/25/27 (a)	300,000	284,295
Regions Bank
6.45%, 06/26/37	250,000	296,236
Regions Financial Corp.
3.20%, 02/08/21 (a)	800,000	796,349
2.75%, 08/14/22 (a)	1,750,000	1,689,218
Royal Bank of Canada
1.50%, 07/29/19	1,000,000	985,905
2.20%, 09/23/19	500,000	496,652
1.88%, 02/05/20	500,000	492,240
2.10%, 10/14/20	500,000	489,711
2.50%, 01/19/21	500,000	491,400
2.75%, 02/01/22	1,500,000	1,473,972
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	503,621
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,500,000	1,479,203
4.50%, 07/17/25 (a)	1,069,000	1,050,152
4.40%, 07/13/27 (a)	1,000,000	960,756
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	4,000,000	3,850,081
State Street Corp.
3.55%, 08/18/25	500,000	500,222
2.65%, 05/19/26	750,000	704,909
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	585,000	578,464
3.40%, 07/11/24	500,000	490,114
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	3,000,000	2,966,997
2.85%, 01/11/22	500,000	488,597
3.10%, 01/17/23	1,000,000	977,704
2.63%, 07/14/26	1,000,000	912,117
3.01%, 10/19/26	1,000,000	936,971
SunTrust Banks, Inc.
4.00%, 05/01/25 (a)	500,000	502,820
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	245,538
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
3.00%, 08/15/19 (a)	1,000,000	998,149
3.95%, 12/01/27 (a)	2,000,000	1,848,565
Synovus Financial Corp.
3.13%, 11/01/22 (a)	750,000	717,187
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	745,664
2.50%, 12/14/20	1,500,000	1,476,350
UBS AG
2.38%, 08/14/19	1,000,000	993,915
4.88%, 08/04/20	1,000,000	1,032,576
US Bancorp
3.00%, 03/15/22 (a)	600,000	593,816
2.95%, 07/15/22 (a)	1,500,000	1,466,492
3.60%, 09/11/24 (a)	1,000,000	988,695
3.15%, 04/27/27 (a)	500,000	478,492
3.90%, 04/26/28 (a)	1,500,000	1,523,813
US Bank NA
2.80%, 01/27/25 (a)	500,000	474,350
Wachovia Corp.
5.50%, 08/01/35	750,000	802,045
Wells Fargo & Co.
2.60%, 07/22/20	1,250,000	1,234,495
4.60%, 04/01/21	1,100,000	1,136,239
2.10%, 07/26/21	2,500,000	2,403,243
3.50%, 03/08/22	500,000	498,625
2.63%, 07/22/22	1,750,000	1,686,532
3.07%, 01/24/23 (a)	1,000,000	973,049
3.45%, 02/13/23	500,000	490,533
3.00%, 04/22/26	1,000,000	927,998
4.10%, 06/03/26	2,000,000	1,961,768
3.00%, 10/23/26	1,000,000	924,336
4.30%, 07/22/27	1,000,000	987,315
5.38%, 02/07/35	1,700,000	1,883,541
5.38%, 11/02/43	400,000	418,568
5.61%, 01/15/44	500,000	539,050
4.65%, 11/04/44	1,250,000	1,193,435
3.90%, 05/01/45	1,500,000	1,369,483
4.40%, 06/14/46	500,000	458,814
4.75%, 12/07/46	1,000,000	969,902
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,051,027
2.75%, 01/11/23	1,000,000	954,282
2.85%, 05/13/26	350,000	323,820
3.35%, 03/08/27	250,000	238,411
3.40%, 01/25/28	500,000	476,888
		300,424,016
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	474,431
2.88%, 09/15/26 (a)	250,000	233,553
BlackRock, Inc.
3.50%, 03/18/24	1,250,000	1,259,226
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	500,000	473,614
4.70%, 09/20/47 (a)	250,000	237,489
CME Group, Inc.
3.00%, 03/15/25 (a)	1,300,000	1,255,706
5.30%, 09/15/43 (a)	500,000	588,421
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	992,531
4.00%, 10/15/23	1,000,000	1,022,668

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Invesco Finance PLC
3.75%, 01/15/26	650,000	639,597
Jefferies Group LLC
5.13%, 01/20/23	700,000	728,352
6.25%, 01/15/36	150,000	154,189
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	680,596
Legg Mason, Inc.
4.75%, 03/15/26	250,000	254,397
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	291,026
Nomura Holdings, Inc.
6.70%, 03/04/20 (d)	1,000,000	1,054,618
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	192,399
4.95%, 07/15/46	250,000	255,713
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	294,912
3.30%, 04/01/27 (a)	200,000	191,054
		11,274,492
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (a)	750,000	746,191
3.65%, 07/21/27 (a)	1,700,000	1,550,617
Air Lease Corp.
4.25%, 09/15/24 (a)	1,000,000	994,196
3.63%, 04/01/27 (a)	2,200,000	2,020,777
GATX Corp.
4.55%, 11/07/28 (a)	200,000	198,937
5.20%, 03/15/44 (a)	500,000	520,963
GE Capital International Funding Co.
2.34%, 11/15/20	1,200,000	1,173,378
3.37%, 11/15/25	1,000,000	960,749
4.42%, 11/15/35	1,250,000	1,213,145
International Lease Finance Corp.
4.63%, 04/15/21	500,000	511,929
		9,890,882
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	197,989
ORIX Corp.
2.90%, 07/18/22	500,000	486,716
		684,705
Insurance 1.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	240,306
3.50%, 11/15/24 (a)	2,000,000	1,945,541
4.75%, 03/15/44 (a)	500,000	500,997
Aflac, Inc.
3.63%, 06/15/23	750,000	753,232
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	487,190
Allstate Corp.
3.28%, 12/15/26 (a)	250,000	240,601
4.50%, 06/15/43	300,000	311,642
American International Group, Inc.
2.30%, 07/16/19 (a)	2,000,000	1,988,405
3.30%, 03/01/21 (a)	500,000	499,963
3.88%, 01/15/35 (a)	250,000	223,061
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/16/44 (a)	1,000,000	934,692
4.80%, 07/10/45 (a)	500,000	490,370
4.38%, 01/15/55 (a)	750,000	650,917
Anthem, Inc.
2.25%, 08/15/19	500,000	495,946
3.30%, 01/15/23	750,000	737,557
4.63%, 05/15/42	750,000	729,588
4.65%, 01/15/43	500,000	485,313
4.65%, 08/15/44 (a)	750,000	730,295
4.38%, 12/01/47 (a)	250,000	231,625
Aon Corp.
8.21%, 01/01/27	100,000	120,250
Aon PLC
4.00%, 11/27/23 (a)	500,000	506,599
3.50%, 06/14/24 (a)	500,000	487,011
3.88%, 12/15/25 (a)	1,500,000	1,483,187
4.75%, 05/15/45 (a)	250,000	247,793
Assurant, Inc.
6.75%, 02/15/34	151,000	174,775
AXA Equitable Holdings, Inc.
5.00%, 04/20/48 (a)(e)	500,000	463,019
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	310,143
5.75%, 01/15/40	100,000	119,616
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	750,000	734,441
3.13%, 03/15/26 (a)	2,000,000	1,928,962
Brighthouse Financial, Inc.
4.70%, 06/22/47 (a)	200,000	165,420
Chubb Corp.
6.00%, 05/11/37	250,000	304,660
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	1,000,000	983,130
2.70%, 03/13/23	750,000	726,461
3.15%, 03/15/25	1,000,000	969,607
3.35%, 05/03/26 (a)	750,000	727,921
4.35%, 11/03/45 (a)	2,000,000	2,051,779
Cigna Corp.
4.00%, 02/15/22 (a)	400,000	405,907
3.05%, 10/15/27 (a)	300,000	271,121
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,056,223
5.95%, 10/15/36	300,000	355,551
6.10%, 10/01/41	350,000	423,439
4.40%, 03/15/48 (a)	1,000,000	966,475
Humana, Inc.
3.85%, 10/01/24 (a)	1,000,000	999,550
4.95%, 10/01/44 (a)	750,000	785,203
4.80%, 03/15/47 (a)	500,000	515,654
Lincoln National Corp.
4.00%, 09/01/23	500,000	504,688
3.80%, 03/01/28 (a)	750,000	718,073
Loews Corp.
3.75%, 04/01/26 (a)	250,000	245,597
Manulife Financial Corp.
4.15%, 03/04/26	350,000	349,726
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	495,573
MetLife, Inc.
4.75%, 02/08/21	579,000	601,541
3.60%, 04/10/24	1,315,000	1,305,208
5.70%, 06/15/35	500,000	571,308
6.40%, 12/15/36 (a)	1,000,000	1,062,500

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.88%, 02/06/41	250,000	293,148
4.60%, 05/13/46 (a)	250,000	253,932
Principal Financial Group, Inc.
4.63%, 09/15/42	100,000	100,968
4.35%, 05/15/43	250,000	239,656
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,041,132
4.50%, 11/16/21	250,000	259,520
6.63%, 12/01/37	1,750,000	2,207,495
5.88%, 09/15/42 (a)(b)	1,000,000	1,057,500
5.63%, 06/15/43 (a)(b)	700,000	722,750
5.38%, 05/15/45 (a)(b)	1,000,000	997,500
The Progressive Corp.
3.70%, 01/26/45	300,000	273,857
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	926,283
UnitedHealth Group, Inc.
2.70%, 07/15/20	1,000,000	994,321
2.88%, 03/15/22 (a)	1,000,000	986,943
3.75%, 07/15/25	750,000	750,815
6.63%, 11/15/37	500,000	651,249
6.88%, 02/15/38	750,000	994,052
4.75%, 07/15/45	1,000,000	1,070,907
4.20%, 01/15/47 (a)	1,250,000	1,227,618
4.25%, 04/15/47 (a)	250,000	249,492
Unum Group
5.63%, 09/15/20	350,000	366,164
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	947,528
5.70%, 07/15/43	200,000	220,630
XLIT Ltd.
5.75%, 10/01/21	850,000	907,606
6.25%, 05/15/27	685,000	784,393
5.25%, 12/15/43	250,000	275,905
5.50%, 03/31/45	750,000	781,380
		56,398,096
REITs 0.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	250,532
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	690,066
3.35%, 05/15/27 (a)	250,000	240,047
3.20%, 01/15/28 (a)	500,000	471,722
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,006,068
3.13%, 09/01/23 (a)	500,000	486,843
3.80%, 02/01/24 (a)	100,000	99,615
Digital Realty Trust LP
5.88%, 02/01/20 (a)	250,000	258,734
5.25%, 03/15/21 (a)	1,000,000	1,041,673
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	986,866
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	244,299
2.85%, 11/01/26 (a)	750,000	696,828
4.50%, 06/01/45 (a)	250,000	253,210
Essex Portfolio LP
3.88%, 05/01/24 (a)	500,000	497,006
3.50%, 04/01/25 (a)	500,000	483,417
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	850,000	864,654
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	173,089
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HCP, Inc.
2.63%, 02/01/20 (a)	300,000	296,534
5.38%, 02/01/21 (a)	78,000	81,128
4.25%, 11/15/23 (a)	1,000,000	1,007,076
3.40%, 02/01/25 (a)	300,000	284,064
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	450,000	435,828
3.75%, 07/01/27 (a)	1,000,000	950,617
Hospitality Properties Trust
4.38%, 02/15/30 (a)	1,500,000	1,390,976
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	245,318
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	248,789
4.38%, 10/01/25 (a)	1,000,000	1,002,932
4.25%, 08/15/29 (a)	200,000	196,059
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	248,643
3.40%, 11/01/22 (a)	600,000	591,488
2.80%, 10/01/26 (a)	1,000,000	889,458
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	948,220
Mid-America Apartments LP
4.20%, 06/15/28 (a)	350,000	349,415
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,117,208
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,134,773
3.75%, 11/01/25 (a)	1,000,000	1,000,185
Realty Income Corp.
3.88%, 07/15/24 (a)	1,150,000	1,140,722
3.00%, 01/15/27 (a)	1,500,000	1,375,412
3.65%, 01/15/28 (a)	1,000,000	959,690
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	237,992
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	750,000	725,966
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,030,119
3.38%, 03/15/22 (a)	500,000	498,552
3.30%, 01/15/26 (a)	250,000	240,097
3.38%, 06/15/27 (a)	750,000	718,151
Ventas Realty LP
4.00%, 03/01/28 (a)	1,000,000	967,630
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (a)	250,000	247,499
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	699,980
Vornado Realty LP
5.00%, 01/15/22 (a)	500,000	520,925
Welltower, Inc.
6.13%, 04/15/20	500,000	523,500
3.75%, 03/15/23 (a)	750,000	742,406
4.50%, 01/15/24 (a)	400,000	407,214
WP Carey, Inc.
4.00%, 02/01/25 (a)	400,000	388,655
		32,587,890
		411,260,081

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 15.1%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	127,154
Airgas, Inc.
3.65%, 07/15/24 (a)	800,000	798,389
ArcelorMittal
6.25%, 02/25/22	1,000,000	1,068,740
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	612,143
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	559,854
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250,000	248,740
5.00%, 09/30/43	1,050,000	1,180,751
Dow Chemical Co.
4.13%, 11/15/21 (a)	1,000,000	1,020,135
3.00%, 11/15/22 (a)	1,250,000	1,218,535
7.38%, 11/01/29	750,000	936,964
4.25%, 10/01/34 (a)	500,000	482,000
5.25%, 11/15/41 (a)	200,000	211,057
Eastman Chemical Co.
2.70%, 01/15/20 (a)	850,000	845,232
3.60%, 08/15/22 (a)	549,000	548,441
4.65%, 10/15/44 (a)	250,000	245,967
Ecolab, Inc.
2.25%, 01/12/20	250,000	246,965
4.35%, 12/08/21	163,000	168,375
3.25%, 12/01/27 (a)	1,000,000	959,390
EI du Pont de Nemours & Co.
4.63%, 01/15/20	1,000,000	1,027,130
3.63%, 01/15/21	200,000	202,676
2.80%, 02/15/23	500,000	485,168
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	199,500
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	302,063
Goldcorp, Inc.
3.70%, 03/15/23 (a)	800,000	788,309
International Paper Co.
4.75%, 02/15/22 (a)	707,000	731,495
3.65%, 06/15/24 (a)	200,000	197,972
3.00%, 02/15/27 (a)	250,000	226,724
4.80%, 06/15/44 (a)	600,000	583,737
4.35%, 08/15/48 (a)	1,100,000	990,675
LYB International Finance BV
4.00%, 07/15/23	150,000	150,497
5.25%, 07/15/43	500,000	520,825
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	267,744
5.75%, 04/15/24 (a)	250,000	270,384
4.63%, 02/26/55 (a)	500,000	464,193
Monsanto Co.
4.20%, 07/15/34 (a)	250,000	232,530
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	486,188
4.25%, 11/15/23 (a)	250,000	251,761
4.05%, 11/15/27 (a)	500,000	478,737
Newmont Mining Corp.
3.50%, 03/15/22 (a)	500,000	497,619
6.25%, 10/01/39	150,000	173,932
4.88%, 03/15/42 (a)	500,000	501,187
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	513,952
5.20%, 08/01/43 (a)	300,000	332,713
Nutrien Ltd.
3.63%, 03/15/24 (a)	350,000	340,528
4.13%, 03/15/35 (a)	1,500,000	1,393,172
5.88%, 12/01/36	100,000	114,263
5.25%, 01/15/45 (a)	750,000	779,040
Packaging Corp. of America
3.90%, 06/15/22 (a)	1,000,000	1,011,112
3.65%, 09/15/24 (a)	500,000	491,872
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	474,231
3.20%, 01/30/26 (a)	1,000,000	979,387
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	479,940
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500,000	566,470
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	538,724
RPM International, Inc.
6.13%, 10/15/19	500,000	517,280
4.25%, 01/15/48 (a)	750,000	681,503
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	100,000	101,822
3.45%, 06/01/27 (a)	300,000	283,966
4.50%, 06/01/47 (a)	1,000,000	958,186
Southern Copper Corp.
5.38%, 04/16/20	1,250,000	1,297,932
3.88%, 04/23/25	250,000	247,003
7.50%, 07/27/35	250,000	306,010
5.25%, 11/08/42	500,000	496,556
Vale Overseas Ltd.
4.38%, 01/11/22	238,000	241,449
6.25%, 08/10/26	1,500,000	1,628,250
6.88%, 11/21/36	100,000	112,770
6.88%, 11/10/39	750,000	853,125
WestRock Co.
3.75%, 03/15/25 (a)(e)	1,000,000	981,813
WestRock RKT Co.
4.90%, 03/01/22	200,000	208,504
Weyerhaeuser Co.
7.38%, 03/15/32	600,000	764,420
Yamana Gold, Inc.
4.95%, 07/15/24 (a)	250,000	250,050
		39,455,921
Capital Goods 1.3%
3M Co.
2.00%, 08/07/20	1,000,000	982,743
2.25%, 03/15/23 (a)	300,000	288,138
2.88%, 10/15/27 (a)	300,000	284,168
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	98,270
3.80%, 04/03/28 (a)	250,000	252,256
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	474,050
Bemis Co., Inc.
3.10%, 09/15/26 (a)	600,000	557,499
Boeing Co.
4.88%, 02/15/20	1,000,000	1,033,002
1.88%, 06/15/23 (a)	100,000	93,858
2.60%, 10/30/25 (a)	500,000	471,079

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.88%, 02/15/40	350,000	442,105
3.65%, 03/01/47 (a)	500,000	474,552
Caterpillar Financial Services Corp.
1.85%, 09/04/20	400,000	389,647
2.55%, 11/29/22	1,500,000	1,449,499
Caterpillar, Inc.
3.90%, 05/27/21	1,500,000	1,535,546
2.60%, 06/26/22 (a)	500,000	486,625
3.40%, 05/15/24 (a)	1,250,000	1,246,650
6.05%, 08/15/36	150,000	186,039
3.80%, 08/15/42	250,000	239,490
CNH Industrial NV
4.50%, 08/15/23	200,000	201,580
Deere & Co.
2.60%, 06/08/22 (a)	750,000	731,415
5.38%, 10/16/29	150,000	171,224
Dover Corp.
5.38%, 03/01/41 (a)	350,000	399,825
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	750,000	754,476
Eaton Corp.
2.75%, 11/02/22	1,000,000	971,882
4.00%, 11/02/32	100,000	99,812
4.15%, 11/02/42	100,000	96,795
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	258,975
Embraer Overseas Ltd.
5.70%, 09/16/23 (e)	250,000	262,190
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	491,100
Fortive Corp.
3.15%, 06/15/26 (a)	1,000,000	930,357
4.30%, 06/15/46 (a)	500,000	472,319
General Dynamics Corp.
3.88%, 07/15/21 (a)	500,000	510,745
3.38%, 05/15/23 (a)	1,000,000	1,002,679
3.75%, 05/15/28 (a)	500,000	505,174
General Electric Co.
5.55%, 05/04/20	1,000,000	1,042,695
4.38%, 09/16/20	2,500,000	2,561,386
4.63%, 01/07/21	300,000	309,411
4.65%, 10/17/21	350,000	364,204
3.15%, 09/07/22	500,000	490,171
2.70%, 10/09/22	900,000	871,027
3.38%, 03/11/24	600,000	587,607
3.45%, 05/15/24 (a)	2,000,000	1,961,872
6.75%, 03/15/32	200,000	244,756
6.15%, 08/07/37	500,000	586,212
5.88%, 01/14/38	1,000,000	1,136,777
6.88%, 01/10/39	500,000	634,319
4.13%, 10/09/42	1,200,000	1,116,992
4.50%, 03/11/44	400,000	393,051
Harris Corp.
4.40%, 06/15/28 (a)	250,000	252,449
Honeywell International, Inc.
2.50%, 11/01/26 (a)	1,750,000	1,619,474
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	235,575
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	500,000	462,632
3.90%, 09/01/42 (a)	100,000	98,320
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	487,441
4.30%, 02/21/48 (a)	500,000	481,075
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (a)	500,000	495,997
John Deere Capital Corp.
1.70%, 01/15/20	750,000	737,498
2.35%, 01/08/21	500,000	491,413
3.90%, 07/12/21	500,000	509,798
2.15%, 09/08/22	500,000	476,124
2.70%, 01/06/23	500,000	488,244
2.65%, 06/24/24	500,000	476,714
3.05%, 01/06/28	250,000	238,118
Johnson Controls International plc
3.63%, 07/02/24 (a)	500,000	493,687
3.90%, 02/14/26 (a)	500,000	494,329
6.00%, 01/15/36	500,000	576,538
4.63%, 07/02/44 (a)	200,000	198,940
5.13%, 09/14/45 (a)	500,000	519,897
L-3 Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	512,849
3.85%, 12/15/26 (a)	500,000	481,989
Lockheed Martin Corp.
4.25%, 11/15/19 (d)	250,000	254,662
2.50%, 11/23/20 (a)	1,000,000	987,503
3.35%, 09/15/21	500,000	503,161
3.10%, 01/15/23 (a)	500,000	494,043
3.55%, 01/15/26 (a)	800,000	787,509
4.70%, 05/15/46 (a)	250,000	266,826
4.09%, 09/15/52 (a)	1,000,000	945,526
Masco Corp.
3.50%, 04/01/21 (a)	500,000	499,668
4.50%, 05/15/47 (a)	500,000	439,329
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	977,550
3.50%, 03/15/21	500,000	505,506
3.20%, 02/01/27 (a)	500,000	472,065
3.25%, 01/15/28 (a)	250,000	235,340
4.75%, 06/01/43	1,000,000	1,044,778
3.85%, 04/15/45 (a)	750,000	683,173
4.03%, 10/15/47 (a)	200,000	188,297
Owens Corning
4.20%, 12/15/22 (a)	1,000,000	1,003,401
7.00%, 12/01/36	290,000	336,857
Parker-Hannifin Corp.
4.45%, 11/21/44 (a)	250,000	261,913
Precision Castparts Corp.
3.90%, 01/15/43 (a)	250,000	243,906
Raytheon Co.
2.50%, 12/15/22 (a)	2,000,000	1,941,931
Republic Services, Inc.
3.55%, 06/01/22 (a)	750,000	755,438
2.90%, 07/01/26 (a)	1,000,000	930,272
3.38%, 11/15/27 (a)	500,000	474,823
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,350,000	1,316,636
3.20%, 03/15/24 (a)	250,000	241,154
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	1,500,000	1,466,117
3.13%, 11/15/22 (a)	250,000	244,766
3.85%, 12/15/25 (a)	500,000	492,463
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	245,341
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	247,392

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	479,408
2.30%, 05/04/22 (a)	1,000,000	958,770
2.80%, 05/04/24 (a)	400,000	379,424
3.13%, 05/04/27 (a)	250,000	232,703
6.13%, 07/15/38	400,000	468,930
5.70%, 04/15/40	1,000,000	1,141,478
4.50%, 06/01/42	500,000	495,181
4.05%, 05/04/47 (a)	1,000,000	917,421
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	440,730
3.15%, 11/15/27 (a)	200,000	188,177
4.10%, 03/01/45 (a)	500,000	494,454
		67,659,367
Communications 2.2%
21st Century Fox America, Inc.
4.00%, 10/01/23	1,000,000	1,014,263
3.70%, 10/15/25 (a)	500,000	490,640
6.20%, 12/15/34	1,250,000	1,480,501
6.15%, 03/01/37	200,000	235,269
6.65%, 11/15/37	500,000	622,461
6.15%, 02/15/41	350,000	419,610
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	484,166
America Movil S.A.B. de C.V.
3.13%, 07/16/22	1,200,000	1,181,597
6.13%, 03/30/40	1,000,000	1,176,892
4.38%, 07/16/42	500,000	488,478
American Tower Corp.
5.05%, 09/01/20	250,000	258,516
2.25%, 01/15/22	250,000	239,210
3.50%, 01/31/23	1,500,000	1,477,073
5.00%, 02/15/24	200,000	207,660
3.55%, 07/15/27 (a)	500,000	465,913
AT&T, Inc.
2.45%, 06/30/20 (a)	2,000,000	1,970,700
3.20%, 03/01/22 (a)	750,000	736,612
3.00%, 06/30/22 (a)	1,750,000	1,700,473
3.95%, 01/15/25 (a)	250,000	244,855
3.40%, 05/15/25 (a)	1,000,000	939,152
4.25%, 03/01/27 (a)	2,450,000	2,402,146
4.10%, 02/15/28 (a)(e)	2,283,000	2,185,841
4.50%, 05/15/35 (a)	1,000,000	927,603
6.35%, 03/15/40	300,000	326,132
6.00%, 08/15/40 (a)	1,000,000	1,045,906
5.35%, 09/01/40	525,000	514,017
5.15%, 03/15/42	725,000	689,021
4.30%, 12/15/42 (a)	750,000	639,650
4.35%, 06/15/45 (a)	1,500,000	1,275,400
4.75%, 05/15/46 (a)	2,000,000	1,793,097
5.65%, 02/15/47 (a)	500,000	505,272
5.45%, 03/01/47 (a)	500,000	492,551
4.55%, 03/09/49 (a)	259,000	224,802
5.15%, 02/15/50 (a)	1,000,000	935,378
5.30%, 08/15/58 (a)	250,000	233,679
CBS Corp.
3.38%, 02/15/28 (a)	300,000	270,542
5.50%, 05/15/33	300,000	309,329
4.90%, 08/15/44 (a)	400,000	386,880
4.60%, 01/15/45 (a)	250,000	231,513
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	750,000	744,011
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	499,610
4.46%, 07/23/22 (a)	550,000	557,251
4.91%, 07/23/25 (a)	1,500,000	1,517,001
3.75%, 02/15/28 (a)	750,000	680,584
6.38%, 10/23/35 (a)	500,000	523,862
6.48%, 10/23/45 (a)	1,250,000	1,321,834
5.38%, 05/01/47 (a)	500,000	455,629
Comcast Corp.
2.85%, 01/15/23	1,600,000	1,548,048
2.75%, 03/01/23 (a)	500,000	480,958
3.60%, 03/01/24	750,000	738,989
2.35%, 01/15/27 (a)	500,000	438,410
3.30%, 02/01/27 (a)	1,030,000	970,147
7.05%, 03/15/33	500,000	622,233
4.65%, 07/15/42	500,000	487,486
4.75%, 03/01/44	2,500,000	2,466,780
4.60%, 08/15/45 (a)	1,072,000	1,035,242
3.97%, 11/01/47 (a)	1,448,000	1,278,624
Crown Castle International Corp.
4.88%, 04/15/22	750,000	773,851
4.45%, 02/15/26 (a)	500,000	495,736
3.65%, 09/01/27 (a)	300,000	279,580
3.80%, 02/15/28 (a)	750,000	704,395
4.75%, 05/15/47 (a)	750,000	709,699
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,075,000	1,107,744
8.75%, 06/15/30	400,000	531,154
Discovery Communications LLC
2.80%, 06/15/20 (a)(e)	1,000,000	988,391
3.95%, 03/20/28 (a)	500,000	474,448
6.35%, 06/01/40	1,000,000	1,090,476
4.88%, 04/01/43	1,000,000	930,357
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	303,005
4.80%, 03/01/26 (a)	500,000	525,221
Grupo Televisa S.A.B.
6.63%, 03/18/25	1,250,000	1,393,700
6.63%, 01/15/40	500,000	544,203
6.13%, 01/31/46 (a)	250,000	259,170
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	991,680
Koninklijke KPN N.V.
8.38%, 10/01/30	250,000	328,102
Moody's Corp.
2.75%, 12/15/21 (a)	750,000	733,108
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	516,814
4.38%, 04/01/21 (d)	750,000	769,743
5.95%, 04/01/41	1,000,000	1,128,448
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	1,000,000	1,024,629
3.63%, 05/01/22	1,000,000	993,586
3.65%, 11/01/24 (a)	250,000	243,160
3.60%, 04/15/26 (a)	500,000	479,249
Orange S.A.
9.00%, 03/01/31	500,000	687,560
5.38%, 01/13/42	250,000	272,332
5.50%, 02/06/44 (a)	500,000	555,576
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	244,326
3.63%, 12/15/25 (a)	500,000	489,704
5.00%, 03/15/44 (a)	500,000	521,170

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
TCI Communications, Inc.
7.13%, 02/15/28	800,000	971,184
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	258,018
5.46%, 02/16/21	700,000	733,041
4.57%, 04/27/23	150,000	155,236
4.10%, 03/08/27	500,000	484,414
7.05%, 06/20/36	900,000	1,084,786
5.21%, 03/08/47	500,000	483,714
Telefonica Europe BV
8.25%, 09/15/30	750,000	971,869
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	618,492
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	245,727
Time Warner Cable LLC
5.00%, 02/01/20	1,180,000	1,205,091
4.13%, 02/15/21 (a)	500,000	502,826
6.55%, 05/01/37	500,000	531,891
5.88%, 11/15/40 (a)	1,000,000	981,311
5.50%, 09/01/41 (a)	250,000	233,326
Verizon Communications, Inc.
2.63%, 02/21/20	793,000	790,703
4.60%, 04/01/21	500,000	517,194
3.00%, 11/01/21 (a)	1,250,000	1,230,577
3.50%, 11/01/21	250,000	251,308
2.45%, 11/01/22 (a)	750,000	715,871
5.15%, 09/15/23	1,250,000	1,330,896
3.50%, 11/01/24 (a)	1,000,000	968,586
2.63%, 08/15/26	500,000	444,565
4.13%, 03/16/27	2,000,000	1,982,868
4.50%, 08/10/33	3,500,000	3,398,492
4.40%, 11/01/34 (a)	2,500,000	2,338,208
4.13%, 08/15/46	500,000	430,602
4.86%, 08/21/46	1,000,000	959,151
4.52%, 09/15/48	3,000,000	2,745,908
5.01%, 08/21/54	1,000,000	944,956
4.67%, 03/15/55	1,000,000	891,782
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,018,020
3.88%, 12/15/21	100,000	99,895
3.88%, 04/01/24 (a)	248,000	240,245
6.88%, 04/30/36	400,000	433,342
5.85%, 09/01/43 (a)	500,000	501,414
Vodafone Group PLC
2.50%, 09/26/22	500,000	478,724
2.95%, 02/19/23	1,100,000	1,062,536
4.38%, 05/30/28	1,500,000	1,485,120
4.38%, 02/19/43	500,000	450,934
5.25%, 05/30/48	1,000,000	1,000,980
Walt Disney Co.
2.35%, 12/01/22	1,500,000	1,440,693
3.00%, 02/13/26	800,000	762,127
1.85%, 07/30/26	200,000	174,826
4.13%, 12/01/41	1,500,000	1,434,177
Warner Media LLC
4.88%, 03/15/20	200,000	205,423
4.75%, 03/29/21	300,000	309,764
4.00%, 01/15/22	500,000	505,430
3.55%, 06/01/24 (a)	400,000	386,205
3.88%, 01/15/26 (a)	1,000,000	962,264
3.80%, 02/15/27 (a)	250,000	236,520
4.85%, 07/15/45 (a)	1,000,000	914,202
		112,185,250
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	247,723
3.40%, 12/06/27 (a)	2,000,000	1,865,691
4.50%, 11/28/34 (a)	500,000	502,937
4.00%, 12/06/37 (a)	1,500,000	1,391,512
4.40%, 12/06/57 (a)	750,000	695,012
Amazon.com, Inc.
2.60%, 12/05/19 (a)	1,100,000	1,100,677
3.30%, 12/05/21 (a)	1,500,000	1,513,267
2.40%, 02/22/23 (a)	1,600,000	1,540,393
2.80%, 08/22/24 (a)	500,000	482,441
4.80%, 12/05/34 (a)	500,000	549,373
4.95%, 12/05/44 (a)	500,000	556,953
4.05%, 08/22/47 (a)	750,000	737,813
4.25%, 08/22/57 (a)	1,000,000	990,699
American Honda Finance Corp.
2.00%, 02/14/20	650,000	641,454
2.45%, 09/24/20	200,000	197,541
2.60%, 11/16/22	1,000,000	974,038
2.90%, 02/16/24	500,000	485,432
Aptiv PLC
4.40%, 10/01/46 (a)	500,000	471,594
Automatic Data Processing, Inc.
2.25%, 09/15/20 (a)	350,000	345,319
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	465,145
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	503,008
3.25%, 04/15/25 (a)	1,000,000	954,984
Bed Bath & Beyond, Inc.
5.17%, 08/01/44 (a)	250,000	192,119
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	241,460
Carnival Corp.
3.95%, 10/15/20	350,000	355,692
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	484,614
3.00%, 05/18/27 (a)	1,750,000	1,672,579
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	704,697
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	900,000	871,836
Delphi Corp.
4.15%, 03/15/24 (a)	540,000	542,077
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	496,060
DR Horton, Inc.
4.00%, 02/15/20	500,000	505,061
2.55%, 12/01/20	250,000	245,164
eBay, Inc.
2.15%, 06/05/20	400,000	393,185
3.80%, 03/09/22 (a)	500,000	505,233
3.60%, 06/05/27 (a)	1,250,000	1,184,049
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,177,598
4.75%, 01/15/43	600,000	520,351
7.40%, 11/01/46	250,000	297,025
5.29%, 12/08/46 (a)	500,000	465,002
Ford Motor Credit Co. LLC
3.16%, 08/04/20	300,000	298,079
5.88%, 08/02/21	1,750,000	1,856,516
4.14%, 02/15/23 (a)	1,000,000	1,000,708

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 08/04/25	2,000,000	1,952,738
3.82%, 11/02/27 (a)	500,000	464,880
General Motors Co.
4.88%, 10/02/23	1,100,000	1,132,143
4.00%, 04/01/25	400,000	388,792
5.00%, 04/01/35	500,000	474,839
6.25%, 10/02/43	750,000	779,730
General Motors Financial Co., Inc.
3.15%, 01/15/20 (a)	1,500,000	1,497,923
2.65%, 04/13/20	600,000	593,032
3.20%, 07/06/21 (a)	1,250,000	1,234,612
4.38%, 09/25/21	2,250,000	2,295,086
3.45%, 01/14/22 (a)	750,000	739,838
3.15%, 06/30/22 (a)	500,000	486,385
3.25%, 01/05/23 (a)	500,000	485,037
4.35%, 01/17/27 (a)	1,250,000	1,211,647
3.85%, 01/05/28 (a)	1,000,000	925,831
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	500,000	486,970
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	780,947
4.40%, 04/01/21 (a)	500,000	518,140
2.63%, 06/01/22 (a)	750,000	735,997
3.75%, 02/15/24 (a)	500,000	511,183
2.13%, 09/15/26 (a)	250,000	223,227
5.88%, 12/16/36	1,700,000	2,066,882
5.95%, 04/01/41 (a)	500,000	618,656
4.20%, 04/01/43 (a)	250,000	251,391
4.88%, 02/15/44 (a)	1,500,000	1,647,946
Kohl's Corp.
3.25%, 02/01/23 (a)	1,000,000	972,823
4.75%, 12/15/23 (a)	273,000	278,529
4.25%, 07/17/25 (a)	750,000	747,440
Lear Corp.
5.25%, 01/15/25 (a)	1,000,000	1,029,484
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	750,000	748,435
3.38%, 09/15/25 (a)	1,250,000	1,225,161
3.10%, 05/03/27 (a)	500,000	473,091
6.50%, 03/15/29	251,000	302,338
4.05%, 05/03/47 (a)	500,000	474,128
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (a)	200,000	188,333
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	197,919
3.75%, 03/15/25 (a)	1,250,000	1,234,885
Mastercard, Inc.
2.95%, 11/21/26 (a)	500,000	478,135
3.80%, 11/21/46 (a)	500,000	488,276
McDonald's Corp.
2.20%, 05/26/20 (a)	500,000	493,183
2.75%, 12/09/20 (a)	1,500,000	1,490,730
3.38%, 05/26/25 (a)	750,000	738,113
4.88%, 12/09/45 (a)	600,000	632,331
4.45%, 03/01/47 (a)	250,000	247,699
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	95,733
3.63%, 05/01/43 (a)	50,000	46,566
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	302,597
5.00%, 01/15/44 (a)	500,000	462,633
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	476,433
Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	200,000	205,060
4.38%, 03/15/23	250,000	247,282
5.45%, 08/15/34 (a)	200,000	185,217
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	250,000	231,352
Starbucks Corp.
2.70%, 06/15/22 (a)	500,000	486,236
3.85%, 10/01/23 (a)	300,000	303,462
3.75%, 12/01/47 (a)	500,000	436,416
Target Corp.
3.50%, 07/01/24	500,000	502,441
4.00%, 07/01/42	500,000	477,209
Toyota Motor Credit Corp.
1.55%, 10/18/19	350,000	345,146
2.15%, 03/12/20	500,000	494,102
3.40%, 09/15/21	1,350,000	1,361,742
2.70%, 01/11/23	500,000	487,109
3.20%, 01/11/27	250,000	241,580
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	984,106
2.15%, 09/15/22 (a)	500,000	479,546
3.15%, 12/14/25 (a)	250,000	242,083
4.15%, 12/14/35 (a)	1,500,000	1,557,114
4.30%, 12/14/45 (a)	750,000	781,203
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	1,000,000	994,427
3.80%, 11/18/24 (a)	1,000,000	987,141
3.45%, 06/01/26 (a)	500,000	466,820
4.80%, 11/18/44 (a)	200,000	189,001
Walmart, Inc.
2.35%, 12/15/22 (a)	1,500,000	1,450,283
2.55%, 04/11/23 (a)	2,450,000	2,366,128
2.65%, 12/15/24 (a)	1,250,000	1,200,302
3.70%, 06/26/28 (a)	3,000,000	3,028,960
3.95%, 06/28/38 (a)	750,000	753,394
4.05%, 06/29/48 (a)	750,000	757,191
Walt Disney Co.
4.38%, 08/16/41	500,000	502,681
Western Union Co.
4.25%, 06/09/23 (a)	750,000	748,323
		91,044,015
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.55%, 03/15/22	500,000	484,359
3.40%, 11/30/23 (a)	2,500,000	2,469,582
3.75%, 11/30/26 (a)	1,250,000	1,230,847
4.90%, 11/30/46 (a)	1,000,000	1,080,741
AbbVie, Inc.
2.50%, 05/14/20 (a)	1,000,000	988,396
2.90%, 11/06/22	500,000	485,675
3.20%, 11/06/22 (a)	300,000	295,350
2.85%, 05/14/23 (a)	1,450,000	1,398,056
4.50%, 05/14/35 (a)	1,500,000	1,464,168
4.30%, 05/14/36 (a)	1,500,000	1,435,151
4.40%, 11/06/42	500,000	476,669
4.70%, 05/14/45 (a)	250,000	248,229
Allergan Finance LLC
3.25%, 10/01/22 (a)	1,750,000	1,701,879
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	984,834
3.85%, 06/15/24 (a)	500,000	491,645
4.55%, 03/15/35 (a)	750,000	711,647

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 06/15/44 (a)	250,000	242,350
4.75%, 03/15/45 (a)	168,000	162,321
Allergan, Inc.
2.80%, 03/15/23 (a)	1,150,000	1,087,001
Altria Group, Inc.
9.25%, 08/06/19	250,000	267,088
4.75%, 05/05/21	500,000	519,491
2.85%, 08/09/22	600,000	586,167
2.95%, 05/02/23	800,000	778,707
4.25%, 08/09/42	200,000	187,002
3.88%, 09/16/46 (a)	1,000,000	880,819
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	1,000,000	923,076
Amgen, Inc.
3.45%, 10/01/20	500,000	504,133
4.10%, 06/15/21 (a)	1,000,000	1,021,733
1.85%, 08/19/21 (a)	1,500,000	1,437,780
3.88%, 11/15/21 (a)	500,000	507,538
3.63%, 05/22/24 (a)	650,000	648,141
4.95%, 10/01/41	500,000	514,281
5.15%, 11/15/41 (a)	500,000	533,459
4.40%, 05/01/45 (a)	500,000	478,372
4.66%, 06/15/51 (a)	750,000	744,693
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	3,750,000	3,700,599
3.30%, 02/01/23 (a)	1,750,000	1,737,196
3.70%, 02/01/24	1,950,000	1,949,759
3.65%, 02/01/26 (a)	1,900,000	1,861,821
4.70%, 02/01/36 (a)	2,250,000	2,287,163
4.63%, 02/01/44	500,000	493,136
4.90%, 02/01/46 (a)	2,500,000	2,580,668
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	850,000	893,489
3.50%, 01/12/24 (a)	500,000	497,531
4.00%, 04/13/28 (a)	750,000	749,761
4.44%, 10/06/48 (a)	2,000,000	1,932,514
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	750,000	690,606
4.02%, 04/16/43	200,000	195,641
Ascension Health
3.95%, 11/15/46	500,000	493,884
AstraZeneca PLC
2.38%, 11/16/20	500,000	490,805
2.38%, 06/12/22 (a)	500,000	481,397
6.45%, 09/15/37	1,650,000	2,048,236
BAT Capital Corp.
2.76%, 08/15/22 (a)(e)	2,000,000	1,919,634
3.22%, 08/15/24 (a)(e)	1,000,000	948,529
Baxalta, Inc.
3.60%, 06/23/22 (a)	1,000,000	990,631
4.00%, 06/23/25 (a)	1,750,000	1,715,780
5.25%, 06/23/45 (a)	1,000,000	1,034,055
Baxter International, Inc.
1.70%, 08/15/21 (a)	500,000	475,282
Becton Dickinson & Co.
2.68%, 12/15/19	950,000	943,207
3.25%, 11/12/20	650,000	647,064
2.89%, 06/06/22 (a)	750,000	726,090
3.73%, 12/15/24 (a)	1,000,000	977,635
4.69%, 12/15/44 (a)	250,000	243,223
4.67%, 06/06/47 (a)	500,000	485,094
Biogen, Inc.
2.90%, 09/15/20	1,000,000	996,175
4.05%, 09/15/25 (a)	1,000,000	1,006,679
5.20%, 09/15/45 (a)	500,000	532,569
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
6.00%, 01/15/20	650,000	677,445
4.13%, 10/01/23 (a)	100,000	102,051
3.85%, 05/15/25	250,000	247,795
Bristol-Myers Squibb Co.
3.25%, 02/27/27	250,000	241,880
3.25%, 08/01/42	100,000	86,759
4.50%, 03/01/44 (a)	600,000	644,652
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	749,035
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	500,000	472,761
Campbell Soup Co.
2.50%, 08/02/22	350,000	331,902
4.15%, 03/15/28 (a)	1,000,000	954,070
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	1,100,000	1,055,453
3.08%, 06/15/24 (a)	1,000,000	943,396
3.75%, 09/15/25 (a)	250,000	241,025
3.41%, 06/15/27 (a)	250,000	230,163
4.90%, 09/15/45 (a)	500,000	480,012
Catholic Health Initiatives
4.35%, 11/01/42	250,000	237,417
Celgene Corp.
2.88%, 08/15/20	1,000,000	992,848
3.55%, 08/15/22	1,000,000	993,335
3.63%, 05/15/24 (a)	700,000	683,815
3.45%, 11/15/27 (a)	500,000	460,644
3.90%, 02/20/28 (a)	250,000	237,026
4.35%, 11/15/47 (a)	750,000	663,078
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	1,000,000	929,673
Clorox Co.
3.90%, 05/15/28 (a)	550,000	546,506
Coca-Cola Co.
1.88%, 10/27/20	100,000	97,776
3.30%, 09/01/21	750,000	756,621
2.50%, 04/01/23	250,000	242,232
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	750,000	840,538
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	477,977
3.25%, 03/15/24	400,000	401,676
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	783,000	754,707
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	239,845
3.20%, 02/15/23 (a)	1,750,000	1,704,606
4.25%, 05/01/23	500,000	510,313
CVS Health Corp.
2.25%, 08/12/19 (a)	1,250,000	1,240,081
3.35%, 03/09/21	500,000	499,768
3.70%, 03/09/23 (a)	3,000,000	2,987,969
3.38%, 08/12/24 (a)	1,000,000	966,641
4.10%, 03/25/25 (a)	500,000	498,075
3.88%, 07/20/25 (a)	750,000	727,807
4.30%, 03/25/28 (a)	2,000,000	1,976,701
4.88%, 07/20/35 (a)	250,000	251,898
4.78%, 03/25/38 (a)	750,000	740,010
5.30%, 12/05/43 (a)	700,000	734,036
5.13%, 07/20/45 (a)	1,000,000	1,016,964
5.05%, 03/25/48 (a)	2,250,000	2,298,612
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	1,500,000	1,504,731

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Diageo Capital PLC
3.88%, 05/18/28 (a)	450,000	454,319
5.88%, 09/30/36	1,000,000	1,226,664
Dr Pepper Snapple Group, Inc.
3.13%, 12/15/23 (a)	250,000	239,482
4.42%, 12/15/46 (a)	250,000	229,610
Eli Lilly & Co.
2.35%, 05/15/22	600,000	584,062
3.10%, 05/15/27 (a)	500,000	479,152
3.70%, 03/01/45 (a)	500,000	474,741
Estee Lauder Cos., Inc.
4.15%, 03/15/47 (a)	600,000	613,289
Express Scripts Holding Co.
3.05%, 11/30/22 (a)	500,000	482,479
3.00%, 07/15/23 (a)	500,000	474,830
3.40%, 03/01/27 (a)	500,000	457,690
4.80%, 07/15/46 (a)	1,000,000	954,499
General Mills, Inc.
3.20%, 04/16/21	1,000,000	995,471
4.00%, 04/17/25 (a)	1,000,000	986,281
4.55%, 04/17/38 (a)	500,000	478,654
Genzyme Corp.
5.00%, 06/15/20	250,000	259,393
Gilead Sciences, Inc.
2.55%, 09/01/20	500,000	494,147
4.40%, 12/01/21 (a)	350,000	362,047
2.50%, 09/01/23 (a)	750,000	715,482
3.70%, 04/01/24 (a)	400,000	401,061
3.50%, 02/01/25 (a)	500,000	492,874
3.65%, 03/01/26 (a)	400,000	395,307
4.60%, 09/01/35 (a)	500,000	515,497
5.65%, 12/01/41 (a)	200,000	235,024
4.80%, 04/01/44 (a)	500,000	522,294
4.50%, 02/01/45 (a)	250,000	250,464
4.75%, 03/01/46 (a)	750,000	775,933
4.15%, 03/01/47 (a)	750,000	718,673
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150,000	147,541
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	1,000,000	999,182
3.88%, 05/15/28	1,500,000	1,513,671
Hasbro, Inc.
6.35%, 03/15/40	450,000	494,578
5.10%, 05/15/44 (a)	100,000	95,067
JM Smucker Co.
3.50%, 10/15/21	250,000	251,182
3.50%, 03/15/25	750,000	718,367
4.38%, 03/15/45	1,000,000	931,043
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	242,949
2.45%, 12/05/21	100,000	99,227
2.05%, 03/01/23 (a)	100,000	95,764
3.38%, 12/05/23	500,000	505,390
2.45%, 03/01/26 (a)	450,000	422,639
2.95%, 03/03/27 (a)	2,000,000	1,925,983
2.90%, 01/15/28 (a)	100,000	95,565
3.40%, 01/15/38 (a)	1,500,000	1,419,718
3.70%, 03/01/46 (a)	1,000,000	968,971
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,198,472
Kellogg Co.
2.65%, 12/01/23	500,000	475,992
4.30%, 05/15/28 (a)	1,000,000	986,172
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	134,097
5.30%, 03/01/41	1,000,000	1,181,248
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	821,409
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	110,857
Kraft Heinz Foods Co.
5.38%, 02/10/20	1,000,000	1,034,573
3.50%, 06/06/22	1,000,000	990,996
3.00%, 06/01/26 (a)	250,000	225,519
6.88%, 01/26/39	250,000	295,630
5.00%, 06/04/42	1,500,000	1,436,948
5.20%, 07/15/45 (a)	500,000	488,151
4.38%, 06/01/46 (a)	750,000	651,280
Kroger Co.
2.80%, 08/01/22 (a)	750,000	728,121
4.00%, 02/01/24 (a)	1,000,000	1,003,476
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,210,166
Maple Escrow Subsidiary, Inc.
3.55%, 05/25/21 (e)	250,000	250,392
4.42%, 05/25/25 (a)(e)	1,000,000	1,006,439
4.60%, 05/25/28 (a)(e)	500,000	502,822
5.09%, 05/25/48 (a)(e)	250,000	253,024
McKesson Corp.
2.70%, 12/15/22 (a)	750,000	720,973
3.80%, 03/15/24 (a)	500,000	494,166
3.95%, 02/16/28 (a)	1,000,000	968,580
Mead Johnson Nutrition Co.
3.00%, 11/15/20	500,000	497,703
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	500,000	487,680
Medtronic, Inc.
2.50%, 03/15/20	1,850,000	1,837,616
4.13%, 03/15/21 (a)	100,000	102,392
3.15%, 03/15/22	1,300,000	1,290,258
3.63%, 03/15/24 (a)	200,000	200,882
3.50%, 03/15/25	1,350,000	1,337,033
4.38%, 03/15/35	1,250,000	1,295,053
4.63%, 03/15/45	750,000	796,897
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	250,000	257,367
Merck & Co., Inc.
1.85%, 02/10/20	100,000	98,536
3.88%, 01/15/21 (a)	1,600,000	1,631,525
2.80%, 05/18/23	1,250,000	1,223,991
2.75%, 02/10/25 (a)	2,100,000	2,009,384
3.70%, 02/10/45 (a)	500,000	476,523
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,000,000	959,624
3.50%, 05/01/22	200,000	199,444
3.00%, 07/15/26 (a)	750,000	682,474
5.00%, 05/01/42	750,000	763,233
4.20%, 07/15/46 (a)	500,000	450,669
Mondelez International, Inc.
3.63%, 05/07/23 (a)	1,000,000	997,696
4.13%, 05/07/28 (a)	300,000	298,033
Mylan N.V.
3.95%, 06/15/26 (a)	1,000,000	956,600
Mylan, Inc.
4.55%, 04/15/28 (a)(e)	500,000	489,581

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newell Brands, Inc.
2.88%, 12/01/19 (a)	400,000	398,664
3.85%, 04/01/23 (a)	500,000	493,036
3.90%, 11/01/25 (a)	1,250,000	1,193,672
Novartis Capital Corp.
4.40%, 04/24/20 (d)	100,000	102,783
2.40%, 09/21/22	100,000	97,064
3.00%, 11/20/25 (a)	1,000,000	965,867
3.10%, 05/17/27 (a)	750,000	720,888
4.40%, 05/06/44	750,000	800,864
PepsiCo, Inc.
1.35%, 10/04/19	1,500,000	1,475,393
2.15%, 10/14/20 (a)	100,000	98,443
1.70%, 10/06/21 (a)	1,000,000	956,749
2.75%, 03/05/22	1,350,000	1,333,893
3.60%, 03/01/24 (a)	500,000	505,983
4.88%, 11/01/40	200,000	223,006
4.60%, 07/17/45 (a)	1,300,000	1,411,632
3.45%, 10/06/46 (a)	1,000,000	899,144
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	487,313
Pfizer, Inc.
1.95%, 06/03/21	250,000	243,366
3.00%, 06/15/23	500,000	494,440
2.75%, 06/03/26	1,000,000	945,557
7.20%, 03/15/39	500,000	694,338
4.40%, 05/15/44	1,000,000	1,041,996
4.13%, 12/15/46	1,500,000	1,516,788
Philip Morris International, Inc.
1.88%, 11/01/19	100,000	98,727
4.50%, 03/26/20	250,000	255,943
4.13%, 05/17/21	500,000	511,123
2.90%, 11/15/21	500,000	492,425
2.38%, 08/17/22 (a)	500,000	478,786
2.50%, 08/22/22	250,000	240,978
2.63%, 03/06/23	150,000	143,825
2.75%, 02/25/26 (a)	250,000	232,459
3.13%, 03/02/28 (a)	1,000,000	945,295
6.38%, 05/16/38	650,000	786,999
4.38%, 11/15/41	250,000	240,383
4.88%, 11/15/43	1,000,000	1,032,367
4.25%, 11/10/44	200,000	189,931
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,462,832
2.30%, 02/06/22	500,000	487,513
3.50%, 10/25/47	750,000	689,481
Quest Diagnostics, Inc.
2.50%, 03/30/20 (a)	500,000	493,690
3.50%, 03/30/25 (a)	500,000	482,001
4.70%, 03/30/45 (a)	500,000	501,544
Reynolds American, Inc.
4.45%, 06/12/25 (a)	500,000	503,924
6.15%, 09/15/43	500,000	569,487
5.85%, 08/15/45 (a)	1,500,000	1,643,280
Sanofi
4.00%, 03/29/21	150,000	153,728
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	479,048
2.88%, 09/23/23 (a)	1,500,000	1,412,878
Stryker Corp.
3.50%, 03/15/26 (a)	2,000,000	1,945,009
4.63%, 03/15/46 (a)	500,000	511,381
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	736,060
3.75%, 10/01/25 (a)	750,000	741,197
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,006,571
3.20%, 11/01/23	750,000	748,636
The Kroger Co.
6.15%, 01/15/20	300,000	313,498
7.50%, 04/01/31 (d)	100,000	123,990
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	51,649
3.60%, 08/15/21 (a)	550,000	553,376
3.30%, 02/15/22	750,000	746,253
4.15%, 02/01/24 (a)	800,000	812,957
5.30%, 02/01/44 (a)	200,000	222,695
Tyson Foods, Inc.
4.88%, 08/15/34 (a)	750,000	757,822
4.55%, 06/02/47 (a)	500,000	480,712
Unilever Capital Corp.
1.80%, 05/05/20	1,500,000	1,474,907
4.25%, 02/10/21	800,000	823,472
1.38%, 07/28/21	100,000	95,016
2.00%, 07/28/26	500,000	444,109
Wyeth LLC
5.95%, 04/01/37	500,000	610,633
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (a)	500,000	495,362
3.70%, 03/19/23 (a)	250,000	248,481
4.45%, 08/15/45 (a)	2,099,000	1,998,001
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	246,403
3.00%, 09/12/27 (a)	500,000	463,396
4.70%, 02/01/43 (a)	100,000	103,499
		210,460,122
Energy 2.3%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	750,000	772,302
3.45%, 07/15/24 (a)	240,000	230,924
6.45%, 09/15/36	1,000,000	1,158,901
6.60%, 03/15/46 (a)	1,000,000	1,206,020
Andeavor
4.75%, 12/15/23 (a)	500,000	519,464
5.13%, 12/15/26 (a)	1,000,000	1,044,269
Apache Corp.
3.25%, 04/15/22 (a)	1,250,000	1,229,871
6.00%, 01/15/37	500,000	546,719
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	750,000	698,731
4.08%, 12/15/47 (a)	750,000	671,885
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	509,703
4.45%, 07/15/27 (a)	2,000,000	1,945,599
BP Capital Markets PLC
2.32%, 02/13/20	750,000	742,977
4.50%, 10/01/20	800,000	824,757
4.74%, 03/11/21	1,500,000	1,561,997
3.56%, 11/01/21	500,000	505,109
3.06%, 03/17/22	500,000	496,101
3.25%, 05/06/22	200,000	199,477
3.28%, 09/19/27 (a)	750,000	721,912
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	356,341
4.35%, 10/15/24 (a)	300,000	296,546
4.13%, 12/01/27 (a)	2,500,000	2,274,525

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	2,600,000	2,511,120
3.80%, 04/15/24 (a)	150,000	148,860
7.20%, 01/15/32	225,000	278,123
6.25%, 03/15/38	100,000	116,487
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	1,000,000	958,789
3.80%, 09/15/23 (a)	500,000	488,042
4.25%, 04/15/27 (a)	750,000	723,701
Chevron Corp.
1.96%, 03/03/20 (a)	500,000	493,773
2.42%, 11/17/20 (a)	100,000	98,878
2.50%, 03/03/22 (a)	300,000	294,429
2.36%, 12/05/22 (a)	499,000	477,358
3.19%, 06/24/23 (a)	1,150,000	1,145,035
2.90%, 03/03/24 (a)	1,500,000	1,460,215
Concho Resources, Inc.
4.30%, 08/15/28 (a)	1,000,000	1,004,326
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	250,000	299,795
ConocoPhillips Co.
4.95%, 03/15/26 (a)	500,000	539,733
6.50%, 02/01/39	1,350,000	1,729,478
4.30%, 11/15/44 (a)	500,000	510,656
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	246,960
Continental Resources, Inc.
5.00%, 09/15/22 (a)	500,000	507,178
4.90%, 06/01/44 (a)	500,000	491,466
Devon Energy Corp.
3.25%, 05/15/22 (a)	1,000,000	983,903
5.00%, 06/15/45 (a)	500,000	510,515
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	1,300,000	1,338,146
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	95,849
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,018,741
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	992,669
3.70%, 07/15/27 (a)	500,000	474,700
4.50%, 06/10/44 (a)	150,000	137,983
5.50%, 12/01/46 (a)	500,000	535,721
Encana Corp.
6.50%, 02/01/38	500,000	589,015
Energy Transfer Partners LP
4.15%, 10/01/20 (a)	2,250,000	2,276,810
5.20%, 02/01/22 (a)	2,000,000	2,075,778
4.20%, 04/15/27 (a)	250,000	236,001
4.90%, 03/15/35 (a)	750,000	687,972
6.63%, 10/15/36	500,000	533,548
7.50%, 07/01/38	500,000	572,221
6.50%, 02/01/42 (a)	800,000	826,727
6.13%, 12/15/45 (a)	500,000	501,369
5.30%, 04/15/47 (a)	250,000	229,995
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	500,000	474,553
Enterprise Products Operating LLC
2.55%, 10/15/19 (a)	1,000,000	993,561
2.85%, 04/15/21 (a)	1,500,000	1,482,329
3.35%, 03/15/23 (a)	500,000	493,186
3.90%, 02/15/24 (a)	400,000	401,014
3.95%, 02/15/27 (a)	350,000	347,049
6.65%, 10/15/34	250,000	303,168
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 10/15/39	250,000	286,288
5.10%, 02/15/45 (a)	500,000	516,625
4.25%, 02/15/48 (a)	1,000,000	934,225
EOG Resources, Inc.
4.15%, 01/15/26 (a)	250,000	256,098
EQT Corp.
3.00%, 10/01/22 (a)	1,000,000	964,200
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	981,972
2.71%, 03/06/25 (a)	750,000	720,982
3.57%, 03/06/45 (a)	500,000	464,649
Halliburton Co.
3.80%, 11/15/25 (a)	500,000	497,215
4.85%, 11/15/35 (a)	250,000	259,263
5.00%, 11/15/45 (a)	500,000	534,735
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	2,000,000	2,067,891
Hess Corp.
7.30%, 08/15/31	347,000	404,159
7.13%, 03/15/33	600,000	695,606
5.60%, 02/15/41	500,000	503,960
5.80%, 04/01/47 (a)	250,000	259,245
Husky Energy, Inc.
7.25%, 12/15/19	200,000	211,129
3.95%, 04/15/22 (a)	500,000	504,146
6.80%, 09/15/37	500,000	614,588
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	284,012
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (d)	800,000	842,699
3.45%, 02/15/23 (a)	1,500,000	1,449,025
4.30%, 05/01/24 (a)	300,000	300,054
5.80%, 03/15/35	100,000	102,459
5.00%, 08/15/42 (a)	1,100,000	1,024,590
4.70%, 11/01/42 (a)	300,000	266,370
5.40%, 09/01/44 (a)	400,000	388,337
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	749,250
4.30%, 03/01/28 (a)	1,000,000	973,387
7.80%, 08/01/31	500,000	606,130
5.55%, 06/01/45 (a)	1,200,000	1,212,145
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	786,808
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	527,890
6.60%, 10/01/37	1,000,000	1,187,360
Marathon Petroleum Corp.
5.13%, 03/01/21 (d)	250,000	260,254
3.63%, 09/15/24 (a)	500,000	488,990
6.50%, 03/01/41 (a)	500,000	584,113
4.75%, 09/15/44 (a)	250,000	238,724
MPLX LP
4.00%, 02/15/25 (a)	250,000	244,774
4.70%, 04/15/48 (a)	2,000,000	1,861,575
Nexen Energy ULC
5.88%, 03/10/35	600,000	696,770
Noble Energy, Inc.
3.85%, 01/15/28 (a)	1,000,000	957,517
6.00%, 03/01/41 (a)	250,000	275,840
5.25%, 11/15/43 (a)	400,000	408,378
Occidental Petroleum Corp.
3.40%, 04/15/26 (a)	1,000,000	978,231
4.40%, 04/15/46 (a)	1,500,000	1,517,348

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONEOK, Inc.
5.20%, 07/15/48 (a)	1,000,000	1,013,241
Petro-Canada
5.95%, 05/15/35	500,000	579,352
6.80%, 05/15/38	750,000	958,755
Phillips 66
3.90%, 03/15/28 (a)	500,000	488,965
4.88%, 11/15/44 (a)	1,000,000	1,036,828
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	477,475
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	265,958
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	103,259
5.00%, 02/01/21 (a)	1,000,000	1,027,761
3.65%, 06/01/22 (a)	200,000	196,225
3.85%, 10/15/23 (a)	150,000	146,366
4.65%, 10/15/25 (a)	500,000	499,027
4.50%, 12/15/26 (a)	1,000,000	980,571
6.65%, 01/15/37	100,000	107,702
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,062,034
5.75%, 05/15/24 (a)	2,175,000	2,322,761
5.63%, 03/01/25 (a)	1,000,000	1,065,099
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	1,000,000	1,009,044
Shell International Finance BV
4.30%, 09/22/19	2,100,000	2,139,383
4.38%, 03/25/20	500,000	513,132
1.88%, 05/10/21	1,000,000	969,880
3.40%, 08/12/23	750,000	751,290
3.25%, 05/11/25	1,500,000	1,471,069
2.88%, 05/10/26	500,000	475,634
4.13%, 05/11/35	500,000	508,100
6.38%, 12/15/38	1,500,000	1,944,396
4.55%, 08/12/43	750,000	787,147
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	102,178
5.95%, 09/25/43 (a)	600,000	661,528
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	750,000	741,867
5.95%, 12/01/34	250,000	291,489
6.50%, 06/15/38	400,000	497,246
4.00%, 11/15/47 (a)	750,000	703,396
Total Capital International S.A.
2.88%, 02/17/22	500,000	495,541
3.70%, 01/15/24	1,000,000	1,009,045
3.75%, 04/10/24	500,000	504,436
TransCanada PipeLines Ltd.
2.50%, 08/01/22	395,000	379,852
4.25%, 05/15/28 (a)	500,000	502,555
4.63%, 03/01/34 (a)	600,000	601,143
7.63%, 01/15/39	500,000	655,101
Valero Energy Corp.
6.63%, 06/15/37	700,000	839,425
4.90%, 03/15/45	500,000	507,783
Western Gas Partners LP
3.95%, 06/01/25 (a)	500,000	472,237
Williams Partners LP
5.25%, 03/15/20	250,000	257,826
3.60%, 03/15/22 (a)	1,850,000	1,842,539
3.90%, 01/15/25 (a)	350,000	341,920
6.30%, 04/15/40	500,000	560,324
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 09/15/45 (a)	250,000	247,838
4.85%, 03/01/48 (a)	500,000	478,185
		118,634,969
Industrial Other 0.1%
Cintas Corp. No 2
3.70%, 04/01/27 (a)	1,000,000	982,712
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	294,034
Massachusetts Institute of Technology
5.60%, 07/01/11	115,000	149,293
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	1,500,000	1,370,112
Princeton University
5.70%, 03/01/39	1,000,000	1,287,369
William Marsh Rice University
3.57%, 05/15/45	300,000	294,277
		4,377,797
Technology 2.1%
Adobe Systems, Inc.
3.25%, 02/01/25 (a)	500,000	492,332
Alphabet, Inc.
3.38%, 02/25/24	600,000	604,805
Analog Devices, Inc.
2.50%, 12/05/21 (a)	150,000	145,454
3.13%, 12/05/23 (a)	750,000	729,099
3.90%, 12/15/25 (a)	300,000	297,678
Apple, Inc.
1.80%, 05/11/20	1,000,000	983,323
2.25%, 02/23/21 (a)	2,250,000	2,211,702
2.85%, 05/06/21	1,750,000	1,746,514
2.15%, 02/09/22	250,000	242,364
2.50%, 02/09/22 (a)	1,250,000	1,226,550
2.40%, 01/13/23 (a)	1,000,000	965,439
2.40%, 05/03/23	1,750,000	1,687,137
3.45%, 05/06/24	1,000,000	1,000,688
3.25%, 02/23/26 (a)	500,000	488,538
3.35%, 02/09/27 (a)	1,500,000	1,466,371
3.85%, 05/04/43	1,000,000	957,062
4.45%, 05/06/44	500,000	523,860
3.45%, 02/09/45	500,000	447,983
4.38%, 05/13/45	1,100,000	1,135,083
4.25%, 02/09/47 (a)	3,100,000	3,151,913
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	248,096
4.30%, 06/15/21	250,000	258,340
3.90%, 10/01/25 (a)	1,000,000	1,021,224
Baidu, Inc.
3.00%, 06/30/20	250,000	247,976
3.88%, 09/29/23 (a)	750,000	745,843
4.38%, 03/29/28 (a)	250,000	247,153
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,460,200
3.63%, 01/15/24 (a)	2,500,000	2,423,016
3.13%, 01/15/25 (a)	500,000	464,505
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,025,563
2.20%, 02/28/21	1,500,000	1,472,214
2.20%, 09/20/23 (a)	750,000	708,224
3.63%, 03/04/24	250,000	253,004
3.50%, 06/15/25	250,000	252,569
5.90%, 02/15/39	500,000	619,798
5.50%, 01/15/40	1,500,000	1,787,318

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	246,378
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(e)	2,000,000	2,030,602
5.45%, 06/15/23 (a)(e)	500,000	523,868
6.02%, 06/15/26 (a)(e)	2,000,000	2,104,018
8.35%, 07/15/46 (a)(e)	450,000	543,575
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	240,894
3.50%, 04/15/23 (a)	909,000	899,396
5.00%, 10/15/25 (a)	139,000	146,363
3.00%, 08/15/26 (a)	450,000	412,967
4.25%, 05/15/28 (a)	1,250,000	1,247,359
Fiserv, Inc.
4.63%, 10/01/20	750,000	771,782
3.85%, 06/01/25 (a)	250,000	249,364
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	505,522
Harris Corp.
6.15%, 12/15/40	150,000	180,487
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	1,000,000	1,005,279
4.40%, 10/15/22 (a)	1,000,000	1,026,019
6.35%, 10/15/45 (a)	1,000,000	991,046
HP, Inc.
6.00%, 09/15/41	500,000	509,467
Intel Corp.
2.45%, 07/29/20	750,000	745,417
1.70%, 05/19/21 (a)	750,000	724,506
2.35%, 05/11/22 (a)	2,000,000	1,945,527
3.15%, 05/11/27 (a)	1,000,000	969,728
4.80%, 10/01/41	750,000	817,761
4.25%, 12/15/42 (d)	250,000	259,875
4.10%, 05/19/46 (a)	650,000	654,794
4.10%, 05/11/47 (a)	1,000,000	999,657
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,468,239
2.88%, 11/09/22	250,000	245,647
3.38%, 08/01/23	150,000	149,930
3.63%, 02/12/24	1,000,000	1,010,272
3.45%, 02/19/26	250,000	246,741
3.30%, 01/27/27	1,000,000	971,813
4.00%, 06/20/42	500,000	488,727
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	236,467
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	1,000,000	1,006,178
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	500,000	517,428
Lam Research Corp.
2.80%, 06/15/21 (a)	1,000,000	983,631
3.80%, 03/15/25 (a)	500,000	499,046
Microsoft Corp.
1.10%, 08/08/19	1,000,000	984,471
2.00%, 11/03/20 (a)	1,000,000	984,567
1.55%, 08/08/21 (a)	1,750,000	1,678,841
2.38%, 02/12/22 (a)	1,000,000	978,273
2.00%, 08/08/23 (a)	500,000	472,313
3.13%, 11/03/25 (a)	1,000,000	983,362
2.40%, 08/08/26 (a)	2,000,000	1,852,104
4.20%, 11/03/35 (a)	350,000	368,702
4.50%, 10/01/40 (d)	100,000	107,966
5.30%, 02/08/41	500,000	597,101
4.45%, 11/03/45 (a)	2,600,000	2,805,931
3.70%, 08/08/46 (a)	500,000	487,501
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 02/06/47 (a)	3,250,000	3,456,111
4.50%, 02/06/57 (a)	750,000	816,464
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	680,300
3.20%, 09/16/26 (a)	500,000	482,609
Oracle Corp.
2.25%, 10/08/19	500,000	497,479
2.80%, 07/08/21	1,000,000	993,881
1.90%, 09/15/21 (a)	2,750,000	2,620,357
2.50%, 05/15/22 (a)	1,000,000	974,251
2.50%, 10/15/22	1,000,000	970,001
2.40%, 09/15/23 (a)	250,000	235,997
3.40%, 07/08/24 (a)	650,000	644,503
2.95%, 05/15/25 (a)	500,000	477,768
2.65%, 07/15/26 (a)	500,000	461,609
4.30%, 07/08/34 (a)	400,000	408,438
3.90%, 05/15/35 (a)	250,000	242,825
3.80%, 11/15/37 (a)	3,000,000	2,843,448
6.50%, 04/15/38	500,000	638,798
6.13%, 07/08/39	750,000	921,775
4.00%, 07/15/46 (a)	500,000	472,953
4.38%, 05/15/55 (a)	250,000	244,884
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	985,462
3.45%, 05/20/25 (a)	1,500,000	1,444,811
3.25%, 05/20/27 (a)	250,000	232,891
4.80%, 05/20/45 (a)	1,500,000	1,503,418
4.30%, 05/20/47 (a)	250,000	233,139
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	98,729
4.75%, 06/01/23	750,000	744,272
4.88%, 03/01/24 (a)	500,000	490,878
4.75%, 01/01/25	250,000	240,093
4.88%, 06/01/27 (a)	500,000	465,552
Texas Instruments, Inc.
1.65%, 08/03/19	500,000	493,957
1.85%, 05/15/22 (a)	1,500,000	1,434,618
Total System Services, Inc.
3.75%, 06/01/23 (a)	500,000	496,061
4.45%, 06/01/28 (a)	250,000	249,113
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	492,497
VMware, Inc.
2.30%, 08/21/20	750,000	734,645
3.90%, 08/21/27 (a)	1,250,000	1,156,395
Xerox Corp.
2.75%, 09/01/20	415,000	406,634
4.07%, 03/17/22	192,000	188,757
3.63%, 03/15/23 (a)	1,000,000	960,516
		106,752,729
Transportation 0.6%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	201,001	196,730
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	640,015	615,080
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,383,000	1,311,513
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	143,193
3.85%, 09/01/23 (a)	400,000	408,169
3.40%, 09/01/24 (a)	2,000,000	1,983,162
5.05%, 03/01/41 (a)	500,000	555,110

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 09/01/44 (a)	1,000,000	1,041,824
4.05%, 06/15/48 (a)	1,500,000	1,454,100
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	146,064
3.20%, 08/02/46 (a)	250,000	215,385
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	350,000	333,705
7.13%, 10/15/31	500,000	635,316
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	350,677	371,758
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	288,475	294,389
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	75,391	75,795
CSX Corp.
4.25%, 06/01/21 (a)	150,000	154,006
2.60%, 11/01/26 (a)	250,000	226,062
3.25%, 06/01/27 (a)	1,000,000	941,499
6.15%, 05/01/37	500,000	601,984
5.50%, 04/15/41 (a)	1,000,000	1,115,215
4.10%, 03/15/44 (a)	850,000	797,496
3.80%, 11/01/46 (a)	500,000	444,869
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	349,723	381,687
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	489,438
FedEx Corp.
2.30%, 02/01/20	500,000	495,036
3.25%, 04/01/26 (a)	750,000	719,356
3.30%, 03/15/27 (a)	400,000	380,031
3.40%, 02/15/28 (a)	750,000	715,185
3.90%, 02/01/35	300,000	281,387
3.88%, 08/01/42	200,000	179,675
4.55%, 04/01/46 (a)	250,000	243,530
4.40%, 01/15/47 (a)	1,000,000	950,585
Kansas City Southern
4.70%, 05/01/48 (a)	200,000	194,525
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	742,242
2.90%, 06/15/26 (a)	500,000	467,336
4.84%, 10/01/41	100,000	104,836
4.65%, 01/15/46 (a)	500,000	513,281
Ryder System, Inc.
3.40%, 03/01/23 (a)	500,000	494,302
Southwest Airlines Co.
3.45%, 11/16/27 (a)	1,000,000	949,334
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	258,185
3.65%, 02/15/24 (a)	500,000	501,439
3.25%, 08/15/25 (a)	500,000	486,716
2.75%, 03/01/26 (a)	1,000,000	931,763
3.38%, 02/01/35 (a)	750,000	672,720
4.15%, 01/15/45 (a)	1,000,000	965,700
4.50%, 09/10/48 (a)	200,000	204,145
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	486,808	462,489
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	242,688
2.45%, 10/01/22	500,000	484,777
3.05%, 11/15/27 (a)	500,000	476,477
6.20%, 01/15/38	400,000	502,250
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 11/15/40 (a)	650,000	718,439
3.75%, 11/15/47 (a)	250,000	230,788
		29,502,766
		780,072,936

Utility 1.8%
Electric 1.6%
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	500,000	465,740
Alabama Power Co.
3.55%, 12/01/23	350,000	352,160
4.30%, 01/02/46 (a)	500,000	512,894
3.70%, 12/01/47 (a)	1,000,000	929,267
Ameren Corp.
3.65%, 02/15/26 (a)	1,000,000	970,377
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	492,994
3.30%, 06/01/27 (a)	750,000	721,897
7.00%, 04/01/38	750,000	993,489
4.45%, 06/01/45 (a)	500,000	516,124
Arizona Public Service Co.
4.35%, 11/15/45 (a)	1,000,000	1,029,250
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (a)	300,000	297,671
3.25%, 04/15/28 (a)	1,500,000	1,428,341
6.13%, 04/01/36	487,000	602,350
5.95%, 05/15/37	250,000	307,056
6.50%, 09/15/37	500,000	659,259
5.15%, 11/15/43 (a)	800,000	900,851
4.50%, 02/01/45 (a)	850,000	872,966
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,045,782
3.00%, 05/15/26 (a)	1,500,000	1,404,214
4.88%, 03/01/44 (a)	500,000	529,527
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	662,258
3.95%, 03/01/43 (a)	1,000,000	974,128
4.45%, 03/15/44 (a)	1,150,000	1,179,387
Consumers Energy Co.
6.70%, 09/15/19	300,000	313,226
3.38%, 08/15/23 (a)	500,000	499,471
3.95%, 05/15/43 (a)	250,000	247,352
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	500,092
Dominion Energy, Inc.
2.96%, 07/01/19	500,000	499,008
1.60%, 08/15/19	1,100,000	1,083,325
2.50%, 12/01/19 (a)	1,000,000	991,650
2.85%, 08/15/26 (a)	1,000,000	907,136
5.25%, 08/01/33	500,000	534,986
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	477,517
DTE Energy Co.
1.50%, 10/01/19	750,000	735,633
3.30%, 06/15/22 (a)	500,000	494,558
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	314,659
6.05%, 04/15/38	1,255,000	1,561,349
5.30%, 02/15/40	600,000	693,445
3.75%, 06/01/45 (a)	750,000	705,729
3.88%, 03/15/46 (a)	250,000	239,663

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
3.05%, 08/15/22 (a)	950,000	935,630
3.75%, 04/15/24 (a)	1,000,000	999,153
2.65%, 09/01/26 (a)	1,250,000	1,127,867
3.75%, 09/01/46 (a)	200,000	176,891
3.95%, 08/15/47 (a)	250,000	229,137
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,750,000	1,685,473
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,500,000	1,483,862
3.70%, 10/15/46 (a)	500,000	461,337
Edison International
2.95%, 03/15/23 (a)	500,000	480,859
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	507,415
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	500,000	454,017
4.95%, 01/15/45 (a)	500,000	505,883
Eversource Energy
3.30%, 01/15/28 (a)	250,000	238,128
Exelon Corp.
3.95%, 06/15/25 (a)	1,000,000	995,472
3.40%, 04/15/26 (a)	750,000	713,529
4.95%, 06/15/35 (a)(e)	250,000	263,922
4.45%, 04/15/46 (a)	500,000	487,680
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	307,141
2.95%, 01/15/20 (a)	1,000,000	996,267
6.25%, 10/01/39	1,000,000	1,061,788
5.60%, 06/15/42 (a)	750,000	759,956
FirstEnergy Corp.
3.90%, 07/15/27 (a)	1,500,000	1,457,901
Florida Power & Light Co.
3.13%, 12/01/25 (a)	1,750,000	1,709,166
5.95%, 02/01/38	150,000	187,823
5.96%, 04/01/39	500,000	628,293
4.05%, 06/01/42 (a)	350,000	354,625
3.80%, 12/15/42 (a)	275,000	269,932
3.70%, 12/01/47 (a)	500,000	471,558
Georgia Power Co.
2.85%, 05/15/22	1,000,000	980,602
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	1,000,000	939,364
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	1,000,000	1,009,388
N.V. Energy, Inc.
6.25%, 11/15/20	350,000	373,801
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	800,000	786,122
5.25%, 04/20/46 (a)(b)	800,000	823,224
Nevada Power Co.
6.65%, 04/01/36	500,000	653,033
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/77 (a)(b)	1,000,000	934,339
Northern States Power Co.
6.25%, 06/01/36	750,000	934,331
3.60%, 05/15/46 (a)	500,000	458,723
NSTAR Electric Co.
4.40%, 03/01/44 (a)	250,000	258,985
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (a)	1,200,000	1,278,109
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Gas & Electric Co.
3.50%, 10/01/20 (a)	250,000	248,107
3.25%, 06/15/23 (a)	500,000	477,952
3.30%, 03/15/27 (a)	500,000	452,586
6.05%, 03/01/34	1,000,000	1,082,651
5.40%, 01/15/40	500,000	510,121
4.30%, 03/15/45 (a)	1,250,000	1,128,266
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	1,100,000	1,117,842
3.40%, 06/01/23 (a)	1,000,000	984,644
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	635,990
PSEG Power LLC
5.13%, 04/15/20	400,000	412,735
3.00%, 06/15/21 (a)	1,500,000	1,484,289
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	958,945
Public Service Electric & Gas Co.
3.95%, 05/01/42 (a)	100,000	98,249
3.60%, 12/01/47 (a)	500,000	461,500
Puget Energy, Inc.
6.50%, 12/15/20	500,000	535,755
6.00%, 09/01/21	250,000	267,564
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	300,724
San Diego Gas & Electric Co.
3.75%, 06/01/47 (a)	250,000	241,097
Sempra Energy
3.55%, 06/15/24 (a)	400,000	392,262
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (a)	1,000,000	951,949
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	483,461
3.50%, 10/01/23 (a)	250,000	249,695
6.65%, 04/01/29	500,000	603,436
5.55%, 01/15/37	500,000	572,941
5.95%, 02/01/38	500,000	606,349
4.13%, 03/01/48 (a)	250,000	237,124
Southern Co.
2.35%, 07/01/21 (a)	350,000	339,275
4.25%, 07/01/36 (a)	250,000	246,357
4.40%, 07/01/46 (a)	500,000	490,074
Southern Power Co.
2.38%, 06/01/20 (a)	1,500,000	1,477,761
5.15%, 09/15/41	1,000,000	1,019,850
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	459,758
Tampa Electric Co.
4.30%, 06/15/48 (a)	1,000,000	994,004
TransAlta Corp.
6.50%, 03/15/40	500,000	494,225
Union Electric Co.
3.90%, 09/15/42 (a)	100,000	97,550
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	1,200,000	1,180,397
6.00%, 05/15/37	800,000	978,843
3.80%, 09/15/47 (a)	500,000	458,019
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	99,954
4.10%, 04/01/43 (a)	750,000	749,671

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	500,000	510,920
2.40%, 03/15/21 (a)	250,000	244,437
		83,364,836
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,250,000	1,185,244
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	299,307
4.10%, 09/01/47 (a)	200,000	191,256
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	239,502
4.80%, 02/15/44 (a)	875,000	911,826
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	99,468
4.66%, 02/01/44 (a)	300,000	323,265
Sempra Energy
2.40%, 02/01/20	250,000	247,073
3.75%, 11/15/25 (a)	885,000	874,504
6.00%, 10/15/39	350,000	416,190
Southern California Gas Co.
2.60%, 06/15/26 (a)	1,000,000	926,948
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	692,526
4.40%, 05/30/47 (a)	250,000	248,330
		6,655,439
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	750,000	740,448
2.95%, 09/01/27 (a)	350,000	330,102
6.59%, 10/15/37	450,000	591,684
		1,662,234
		91,682,509
Total Corporates
(Cost $1,319,912,685)		1,283,015,526

Treasuries 37.6% of net assets
Bonds
8.13%, 08/15/19	1,500,000	1,593,926
8.50%, 02/15/20	3,000,000	3,286,465
8.75%, 05/15/20	2,750,000	3,065,283
8.75%, 08/15/20	1,750,000	1,972,612
7.88%, 02/15/21	750,000	849,990
8.13%, 05/15/21	750,000	863,613
8.13%, 08/15/21	1,000,000	1,163,984
8.00%, 11/15/21 (d)	2,149,000	2,518,024
7.25%, 08/15/22	1,500,000	1,766,250
7.63%, 11/15/22	2,200,000	2,644,254
7.13%, 02/15/23	1,500,000	1,785,352
6.25%, 08/15/23	1,250,000	1,459,155
7.50%, 11/15/24	750,000	955,928
7.63%, 02/15/25	500,000	645,176
6.88%, 08/15/25	500,000	631,182
6.00%, 02/15/26 (d)	1,891,000	2,303,401
6.75%, 08/15/26	1,209,000	1,554,226
6.50%, 11/15/26	1,250,000	1,592,041
6.63%, 02/15/27	1,000,000	1,290,273
6.38%, 08/15/27	500,000	641,953
6.13%, 11/15/27	2,438,000	3,092,641
5.50%, 08/15/28	750,000	923,423
5.25%, 11/15/28	750,000	910,181
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 02/15/29	2,778,000	3,383,354
6.13%, 08/15/29	4,250,000	5,564,512
6.25%, 05/15/30 (d)	3,135,000	4,196,553
5.38%, 02/15/31	7,200,000	9,099,844
4.50%, 02/15/36	7,850,000	9,601,225
4.75%, 02/15/37	4,386,000	5,560,283
5.00%, 05/15/37	4,250,000	5,550,566
4.38%, 02/15/38 (d)	2,300,000	2,804,023
4.50%, 05/15/38	1,000,000	1,239,902
3.50%, 02/15/39 (d)	1,072,000	1,168,271
4.25%, 05/15/39	2,850,000	3,438,981
4.50%, 08/15/39	3,450,000	4,303,134
4.38%, 11/15/39 (d)	3,031,000	3,723,749
4.63%, 02/15/40	4,915,000	6,240,034
4.38%, 05/15/40	5,000,000	6,154,102
3.88%, 08/15/40	3,500,000	4,028,965
4.25%, 11/15/40 (d)	4,159,000	5,044,493
4.75%, 02/15/41	5,500,000	7,130,664
4.38%, 05/15/41	3,400,000	4,201,391
3.75%, 08/15/41	5,623,000	6,368,377
3.13%, 11/15/41	3,100,000	3,186,582
3.13%, 02/15/42 (d)	4,790,000	4,923,315
3.00%, 05/15/42	4,000,000	4,025,547
2.75%, 08/15/42	5,399,000	5,197,170
2.75%, 11/15/42	6,270,000	6,033,405
3.13%, 02/15/43	7,500,000	7,701,709
2.88%, 05/15/43	9,999,000	9,827,533
3.63%, 08/15/43	7,983,000	8,900,421
3.75%, 11/15/43	10,768,000	12,244,183
3.63%, 02/15/44	11,295,000	12,603,411
3.38%, 05/15/44	13,112,000	14,055,193
3.13%, 08/15/44 (d)	9,900,000	10,167,996
3.00%, 11/15/44 (d)	9,500,000	9,541,006
2.50%, 02/15/45 (d)	10,300,000	9,393,721
3.00%, 05/15/45 (d)	9,250,000	9,288,120
2.88%, 08/15/45	9,350,000	9,165,557
3.00%, 11/15/45	9,650,000	9,686,376
2.50%, 02/15/46 (d)	11,600,000	10,549,430
2.50%, 05/15/46	9,700,000	8,814,500
2.25%, 08/15/46 (d)	17,300,000	14,900,308
2.88%, 11/15/46	8,785,000	8,603,638
3.00%, 02/15/47	8,650,000	8,683,113
3.00%, 05/15/47	9,200,000	9,229,109
2.75%, 08/15/47	13,850,000	13,219,717
2.75%, 11/15/47 (d)	14,150,000	13,505,235
3.00%, 02/15/48	4,700,000	4,716,799
3.13%, 05/15/48	11,600,000	11,924,211
Notes
0.75%, 07/15/19	5,000,000	4,917,676
0.88%, 07/31/19 (d)	4,201,000	4,133,800
1.38%, 07/31/19	10,250,000	10,140,093
1.63%, 07/31/19	9,350,000	9,274,214
0.75%, 08/15/19	6,800,000	6,676,484
3.63%, 08/15/19	6,500,000	6,587,090
1.00%, 08/31/19	16,700,000	16,430,908
1.25%, 08/31/19	5,344,000	5,273,234
1.63%, 08/31/19 (d)	7,250,000	7,185,147
0.88%, 09/15/19	5,550,000	5,448,325
1.00%, 09/30/19	4,500,000	4,421,689
1.38%, 09/30/19	10,000,000	9,871,094
1.75%, 09/30/19 (d)	7,425,000	7,363,222
1.00%, 10/15/19	5,000,000	4,909,375
1.25%, 10/31/19	3,250,000	3,199,536
1.50%, 10/31/19 (d)	18,208,000	17,984,312
1.00%, 11/15/19	6,000,000	5,882,930
3.38%, 11/15/19 (d)	9,610,700	9,727,643
1.00%, 11/30/19	8,801,000	8,623,777
1.50%, 11/30/19 (d)	8,175,000	8,065,947

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/30/19	7,000,000	6,930,410
1.38%, 12/15/19	7,400,000	7,285,098
1.13%, 12/31/19	5,900,000	5,783,729
1.63%, 12/31/19 (d)	11,000,000	10,865,078
1.88%, 12/31/19	5,906,000	5,853,976
1.38%, 01/15/20	7,000,000	6,883,105
1.25%, 01/31/20 (d)	8,400,000	8,240,367
1.38%, 01/31/20 (d)	5,182,000	5,093,643
2.00%, 01/31/20 (d)	8,000,000	7,940,781
1.38%, 02/15/20	7,900,000	7,760,053
3.63%, 02/15/20	12,650,000	12,875,081
1.25%, 02/29/20	4,450,000	4,359,349
1.38%, 02/29/20 (d)	7,850,000	7,706,186
1.63%, 03/15/20	5,500,000	5,419,111
1.13%, 03/31/20	3,384,000	3,304,159
1.38%, 03/31/20	6,250,000	6,129,272
2.25%, 03/31/20	3,300,000	3,285,434
1.50%, 04/15/20	18,000,000	17,682,188
1.13%, 04/30/20	4,750,000	4,632,456
1.38%, 04/30/20 (d)	9,550,000	9,356,016
1.50%, 05/15/20 (d)	17,500,000	17,175,977
3.50%, 05/15/20	5,500,000	5,597,539
1.38%, 05/31/20	5,000,000	4,892,578
1.50%, 05/31/20 (d)	9,000,000	8,827,734
2.50%, 05/31/20	4,100,000	4,098,479
1.50%, 06/15/20	9,000,000	8,824,746
1.63%, 06/30/20 (d)	7,000,000	6,876,953
1.88%, 06/30/20 (d)	5,346,000	5,278,026
2.50%, 06/30/20	5,000,000	4,997,363
1.50%, 07/15/20	5,000,000	4,897,266
1.63%, 07/31/20 (d)	16,700,000	16,388,180
2.00%, 07/31/20	3,500,000	3,461,377
1.50%, 08/15/20	7,000,000	6,849,063
2.63%, 08/15/20 (d)	8,276,000	8,287,800
1.38%, 08/31/20	7,500,000	7,314,844
2.13%, 08/31/20	7,000,000	6,937,246
1.38%, 09/15/20	5,000,000	4,874,121
1.38%, 09/30/20 (d)	18,500,000	18,021,963
2.00%, 09/30/20	5,000,000	4,938,672
1.63%, 10/15/20	5,000,000	4,895,703
1.38%, 10/31/20	11,815,000	11,495,626
1.75%, 10/31/20	7,984,000	7,836,171
1.75%, 11/15/20 (d)	18,000,000	17,658,984
2.63%, 11/15/20 (d)	20,332,000	20,354,238
1.63%, 11/30/20 (d)	8,600,000	8,408,348
2.00%, 11/30/20	5,944,000	5,863,663
1.88%, 12/15/20	6,000,000	5,899,922
1.75%, 12/31/20 (d)	11,000,000	10,778,711
2.38%, 12/31/20	6,091,000	6,060,426
2.00%, 01/15/21 (d)	19,000,000	18,724,648
1.38%, 01/31/21	8,000,000	7,757,031
2.13%, 01/31/21	3,506,000	3,464,846
2.25%, 02/15/21	1,500,000	1,486,934
3.63%, 02/15/21 (d)	7,073,000	7,255,075
1.13%, 02/28/21	8,000,000	7,698,438
2.00%, 02/28/21	2,965,000	2,919,309
2.38%, 03/15/21	9,050,000	8,996,266
1.25%, 03/31/21 (d)	9,000,000	8,678,496
2.25%, 03/31/21	5,076,000	5,028,016
2.38%, 04/15/21	7,100,000	7,055,348
1.38%, 04/30/21 (d)	16,000,000	15,463,125
2.25%, 04/30/21	3,286,000	3,253,718
2.63%, 05/15/21	21,200,000	21,203,727
3.13%, 05/15/21	2,500,000	2,535,059
1.38%, 05/31/21	8,000,000	7,721,562
2.00%, 05/31/21	4,234,000	4,161,145
2.63%, 06/15/21	8,000,000	8,001,719
1.13%, 06/30/21	4,000,000	3,827,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 06/30/21	1,512,000	1,490,413
1.13%, 07/31/21	6,500,000	6,212,070
2.25%, 07/31/21	3,000,000	2,966,543
2.13%, 08/15/21	5,421,900	5,338,983
1.13%, 08/31/21	5,100,000	4,866,316
2.00%, 08/31/21	3,750,000	3,677,344
1.13%, 09/30/21	4,500,000	4,287,658
2.13%, 09/30/21	6,750,000	6,641,499
1.25%, 10/31/21	3,750,000	3,583,301
2.00%, 10/31/21	3,000,000	2,937,715
2.00%, 11/15/21 (d)	9,300,000	9,106,008
1.75%, 11/30/21	8,100,000	7,862,063
1.88%, 11/30/21 (d)	11,000,000	10,721,777
2.00%, 12/31/21	7,500,000	7,334,619
2.13%, 12/31/21	5,750,000	5,647,354
1.50%, 01/31/22 (d)	6,300,000	6,048,738
1.88%, 01/31/22	8,500,000	8,270,234
2.00%, 02/15/22	8,600,000	8,402,637
1.75%, 02/28/22	7,500,000	7,258,301
1.88%, 02/28/22	8,600,000	8,361,484
1.75%, 03/31/22 (d)	6,050,000	5,850,539
1.88%, 03/31/22 (d)	8,500,000	8,257,119
1.75%, 04/30/22	6,000,000	5,795,859
1.88%, 04/30/22	9,724,000	9,437,028
1.75%, 05/15/22	5,000,000	4,828,223
1.75%, 05/31/22	8,000,000	7,720,938
1.88%, 05/31/22 (d)	6,500,000	6,304,619
1.75%, 06/30/22	10,500,000	10,125,117
2.13%, 06/30/22	9,000,000	8,806,992
1.88%, 07/31/22	6,000,000	5,809,453
2.00%, 07/31/22	6,500,000	6,324,805
1.63%, 08/15/22 (d)	8,911,000	8,537,504
1.63%, 08/31/22	8,500,000	8,141,572
1.88%, 08/31/22	9,000,000	8,708,027
1.75%, 09/30/22	6,250,000	6,012,573
1.88%, 09/30/22	8,500,000	8,218,604
1.88%, 10/31/22	8,000,000	7,728,906
2.00%, 10/31/22	9,000,000	8,739,844
1.63%, 11/15/22 (d)	7,677,000	7,334,834
2.00%, 11/30/22 (d)	17,000,000	16,501,289
2.13%, 12/31/22 (d)	29,000,000	28,275,566
1.75%, 01/31/23	9,300,000	8,913,287
2.38%, 01/31/23	10,500,000	10,344,756
2.00%, 02/15/23	12,894,000	12,494,085
1.50%, 02/28/23 (d)	7,500,000	7,101,270
2.63%, 02/28/23	7,500,000	7,470,703
1.50%, 03/31/23 (d)	7,000,000	6,621,289
2.50%, 03/31/23	8,100,000	8,019,949
1.63%, 04/30/23	8,000,000	7,601,875
2.75%, 04/30/23	7,700,000	7,708,422
1.75%, 05/15/23 (d)	10,500,000	10,033,447
1.63%, 05/31/23 (d)	9,300,000	8,830,822
2.75%, 05/31/23	15,500,000	15,521,191
1.38%, 06/30/23	3,500,000	3,278,652
2.63%, 06/30/23	9,500,000	9,454,541
1.25%, 07/31/23	6,250,000	5,808,838
2.50%, 08/15/23	5,176,000	5,116,051
1.38%, 08/31/23	7,000,000	6,538,167
1.38%, 09/30/23 (d)	6,750,000	6,295,960
1.63%, 10/31/23	4,850,000	4,579,082
2.75%, 11/15/23 (d)	13,296,000	13,293,403
2.13%, 11/30/23	5,250,000	5,082,656
2.25%, 12/31/23	4,750,000	4,625,498
2.25%, 01/31/24	4,700,000	4,573,688
2.75%, 02/15/24 (d)	10,119,000	10,107,537
2.13%, 02/29/24	6,250,000	6,038,086
2.13%, 03/31/24	7,250,000	6,999,365
2.00%, 04/30/24 (d)	5,500,000	5,269,258

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/15/24 (d)	15,730,000	15,485,755
2.00%, 05/31/24 (d)	6,300,000	6,030,773
2.00%, 06/30/24	6,250,000	5,978,149
2.13%, 07/31/24	7,000,000	6,738,867
2.38%, 08/15/24	14,500,000	14,157,607
1.88%, 08/31/24	9,000,000	8,538,398
2.13%, 09/30/24	8,500,000	8,172,451
2.25%, 10/31/24	8,250,000	7,987,192
2.25%, 11/15/24 (d)	18,200,000	17,613,121
2.13%, 11/30/24	7,000,000	6,722,461
2.25%, 12/31/24	9,500,000	9,188,652
2.50%, 01/31/25	7,000,000	6,873,262
2.00%, 02/15/25 (d)	17,600,000	16,742,000
2.75%, 02/28/25	9,000,000	8,969,238
2.63%, 03/31/25	3,250,000	3,213,374
2.88%, 04/30/25	4,000,000	4,016,172
2.13%, 05/15/25 (d)	15,612,400	14,942,775
2.88%, 05/31/25	7,300,000	7,328,943
2.75%, 06/30/25	7,200,000	7,170,188
2.00%, 08/15/25 (d)	14,000,000	13,264,180
2.25%, 11/15/25 (d)	14,000,000	13,467,070
1.63%, 02/15/26 (d)	13,000,000	11,928,770
1.63%, 05/15/26 (d)	12,911,000	11,812,304
1.50%, 08/15/26 (d)	18,750,000	16,934,334
2.00%, 11/15/26 (d)	11,000,000	10,310,566
2.25%, 02/15/27 (d)	13,750,000	13,123,462
2.38%, 05/15/27	13,750,000	13,243,506
2.25%, 08/15/27	15,300,000	14,564,584
2.25%, 11/15/27 (d)	21,000,000	19,965,996
2.75%, 02/15/28	18,350,000	18,196,247
2.88%, 05/15/28	10,800,000	10,822,992
Total Treasuries
(Cost $1,984,222,175)		1,942,624,777

Government Related 6.4% of net assets

Agency 3.1%
Foreign 1.4%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	1,000,000	980,119
1.88%, 01/20/21	1,000,000	977,656
		1,957,775
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	500,000	506,451
4.88%, 04/30/44	750,000	788,246
Export Development Canada
1.63%, 01/17/20	1,000,000	984,900
1.75%, 07/21/20	1,500,000	1,472,640
Nexen Energy ULC
6.40%, 05/15/37	1,400,000	1,720,275
		5,472,512
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	1,400,000	1,464,820
5.88%, 09/18/23	300,000	318,750
5.38%, 06/26/26 (a)	2,500,000	2,571,250
5.88%, 05/28/45	250,000	238,050
		4,592,870
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.6%
Kreditanstalt fuer Wiederaufbau
1.00%, 07/15/19 (f)	1,000,000	984,687
1.50%, 09/09/19 (f)	2,000,000	1,975,456
1.25%, 09/30/19 (f)	2,300,000	2,263,359
4.00%, 01/27/20 (f)	1,000,000	1,020,659
1.75%, 03/31/20 (f)	2,000,000	1,969,115
1.50%, 04/20/20 (f)	2,200,000	2,154,768
1.63%, 05/29/20 (f)	1,000,000	980,375
1.88%, 06/30/20 (f)	1,000,000	984,286
2.75%, 09/08/20 (f)	1,000,000	1,001,174
2.63%, 04/12/21 (f)	1,000,000	995,577
1.50%, 06/15/21 (f)	2,000,000	1,926,385
2.38%, 08/25/21 (f)	1,500,000	1,480,339
2.63%, 01/25/22 (f)	500,000	496,078
2.13%, 03/07/22 (f)	1,000,000	974,368
2.13%, 06/15/22 (f)	1,500,000	1,458,874
2.00%, 09/29/22 (f)	3,000,000	2,895,745
2.50%, 11/20/24 (f)	3,500,000	3,402,924
2.88%, 04/03/28 (f)	1,000,000	989,261
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (f)	1,000,000	982,557
2.38%, 06/10/25 (f)	500,000	481,864
2.50%, 11/15/27 (f)	300,000	286,937
		29,704,788
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 05/28/20	1,000,000	978,403
2.13%, 11/16/20	500,000	490,362
2.38%, 07/21/22	1,500,000	1,457,018
2.38%, 11/16/22	2,050,000	1,983,820
2.25%, 11/04/26	1,000,000	927,118
2.75%, 11/16/27	1,200,000	1,152,082
		6,988,803
Mexico 0.3%
Petroleos Mexicanos
5.50%, 01/21/21	400,000	412,296
4.88%, 01/24/22	350,000	353,955
3.50%, 01/30/23	1,500,000	1,423,755
4.63%, 09/21/23	1,500,000	1,482,750
4.88%, 01/18/24	1,750,000	1,731,922
4.50%, 01/23/26	500,000	470,350
6.88%, 08/04/26	1,500,000	1,580,250
6.50%, 03/13/27	500,000	513,335
6.63%, 06/15/35	500,000	490,625
6.50%, 06/02/41	250,000	235,725
6.38%, 01/23/45	1,000,000	923,500
6.75%, 09/21/47	2,250,000	2,127,150
6.35%, 02/12/48 (e)	1,203,000	1,091,723
		12,837,336
Norway 0.1%
Equinor A.S.A.
2.25%, 11/08/19	500,000	496,514
3.15%, 01/23/22	750,000	751,268
2.45%, 01/17/23	1,250,000	1,206,190
3.70%, 03/01/24	400,000	403,992
4.25%, 11/23/41	1,000,000	994,447
		3,852,411

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,034,999
4.38%, 09/15/21	1,100,000	1,126,052
2.75%, 01/25/22	200,000	194,802
5.00%, 04/11/22	500,000	524,406
2.88%, 01/21/25	1,250,000	1,179,726
3.25%, 11/10/25	2,250,000	2,158,169
Korea Development Bank
2.25%, 05/18/20	500,000	490,230
		6,708,384
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 03/10/21	750,000	729,074
2.38%, 03/09/22	900,000	882,043
		1,611,117
		73,725,996
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200,000	193,079
Fannie Mae
1.25%, 07/26/19 (a)	1,500,000	1,481,551
0.88%, 08/02/19	3,250,000	3,196,323
1.75%, 09/12/19	2,000,000	1,984,044
1.75%, 11/26/19	2,500,000	2,475,682
1.63%, 01/21/20	1,300,000	1,282,849
1.50%, 07/30/20	1,800,000	1,759,648
1.50%, 11/30/20	300,000	292,083
1.88%, 12/28/20	250,000	245,474
1.38%, 02/26/21	1,500,000	1,452,034
1.38%, 10/07/21	1,000,000	959,004
2.00%, 01/05/22	250,000	243,796
1.88%, 04/05/22	5,000,000	4,850,020
2.38%, 01/19/23	3,000,000	2,947,659
2.13%, 04/24/26	6,000,000	5,623,548
1.88%, 09/24/26	2,000,000	1,828,286
7.13%, 01/15/30 (d)	527,000	726,628
7.25%, 05/15/30	1,000,000	1,398,859
6.63%, 11/15/30	1,200,000	1,611,773
5.63%, 07/15/37	1,000,000	1,335,732
Federal Farm Credit Bank
1.15%, 07/01/19	1,000,000	988,215
1.95%, 11/02/21	1,250,000	1,219,201
1.92%, 04/19/22 (a)	1,500,000	1,447,899
Federal Home Loan Bank
0.88%, 08/05/19	1,000,000	983,289
1.38%, 11/15/19	1,000,000	985,251
1.88%, 03/13/20	1,000,000	988,915
2.63%, 05/28/20	1,800,000	1,800,886
1.75%, 06/12/20	1,000,000	983,913
1.75%, 07/13/20 (a)	250,000	245,265
1.38%, 02/18/21	1,000,000	968,407
1.13%, 07/14/21	1,000,000	957,341
1.88%, 11/29/21	1,750,000	1,703,455
2.38%, 06/10/22	400,000	393,640
2.13%, 03/10/23	250,000	242,892
2.88%, 06/14/24	1,075,000	1,072,448
5.38%, 08/15/24	1,750,000	1,981,579
5.50%, 07/15/36	400,000	522,928
Freddie Mac
0.88%, 07/19/19	750,000	738,228
1.25%, 08/01/19	1,300,000	1,283,851
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 10/02/19	1,000,000	984,927
0.00%, 11/29/19 (h)	700,000	673,965
1.38%, 04/20/20	1,000,000	979,387
1.38%, 05/01/20	3,750,000	3,673,477
2.38%, 02/16/21	8,000,000	7,941,712
1.13%, 08/12/21	1,000,000	954,744
2.38%, 01/13/22 (d)	5,351,000	5,283,428
6.75%, 09/15/29	500,000	667,816
6.75%, 03/15/31 (d)	564,000	771,108
6.25%, 07/15/32	700,000	938,270
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	1,976,438
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,988,026
6.75%, 11/01/25	488,000	605,482
2.88%, 02/01/27	500,000	488,118
5.25%, 09/15/39	750,000	949,468
4.63%, 09/15/60	100,000	120,287
		84,392,328
		158,118,324

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (d)	1,160,000	1,435,075
Province of Alberta Canada
1.90%, 12/06/19	500,000	494,397
3.30%, 03/15/28	1,500,000	1,499,100
Province of British Columbia
2.00%, 10/23/22	450,000	432,718
2.25%, 06/02/26	300,000	280,495
Province of Manitoba
2.13%, 06/22/26	750,000	686,895
Province of Ontario
4.00%, 10/07/19	750,000	762,160
4.40%, 04/14/20	750,000	771,006
2.55%, 02/12/21	1,000,000	990,406
2.50%, 09/10/21	1,500,000	1,476,015
2.40%, 02/08/22	250,000	244,416
2.45%, 06/29/22	1,500,000	1,463,541
3.20%, 05/16/24	500,000	499,357
Province of Quebec
2.75%, 08/25/21	500,000	496,723
2.38%, 01/31/22	750,000	734,085
2.63%, 02/13/23	250,000	245,123
7.13%, 02/09/24	1,000,000	1,197,364
2.88%, 10/16/24	1,000,000	986,291
7.50%, 09/15/29	168,000	230,681
		14,925,848
		14,925,848
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	300,000	383,586
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	405,960
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	733,405

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,613,436
California
GO (Build America Bonds) Series 2009
6.20%, 10/01/19	250,000	261,328
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	1,899,976
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (a)	350,000	377,657
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,069,578
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	1,350,000	1,917,108
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	1,465,000	2,090,218
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	326,260
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	791,895
Commonwealth of Massachusetts
Series D
4.50%, 08/01/31	400,000	427,588
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (d)	100,000	120,077
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	809,123
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	185,814
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	379,190
District of Columbia
Series E
5.59%, 12/01/34	350,000	418,583
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	99,123
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	236,004
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	559,933
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,855,000	1,758,429
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	354,135
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	351,678
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (d)	450,000	596,340
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	824,216
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	874,386
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,000,881
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	705,440
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (d)	200,000	252,986
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	325,763
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	326,315
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	237,346
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	584,040
Oregon School Boards Association
Series B
5.55%, 06/30/28	250,000	282,418
Port Authority of New York & New Jersey
Consolidated Bonds 168th Series
4.93%, 10/01/51	250,000	294,155
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,226,072
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	401,286
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	463,243
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,438,350
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	949,792
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	569,840
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,291,759
University of California
RB Series AD
4.86%, 05/15/12	250,000	266,195
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	850,000	894,514
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	532,980
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	829,118
		33,737,519
		48,663,367

Sovereign 0.9%
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	286,350
3.13%, 03/27/25	1,400,000	1,354,500

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.24%, 02/06/28 (a)	3,000,000	2,871,000
3.63%, 10/30/42	100,000	93,625
		4,605,475
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,022,250
4.50%, 01/28/26 (a)	1,000,000	1,016,875
7.38%, 09/18/37	300,000	375,000
6.13%, 01/18/41	750,000	841,875
5.63%, 02/26/44 (a)	1,500,000	1,597,500
5.00%, 06/15/45 (a)	350,000	345,187
		5,198,687
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,140,096
5.38%, 02/21/23	1,000,000	1,060,330
5.75%, 11/22/23	1,000,000	1,078,061
		4,278,487
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	475,844
3.25%, 01/17/28	500,000	483,864
4.50%, 01/30/43	500,000	506,809
4.13%, 01/17/48	250,000	236,961
		1,703,478
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,111,950
5.38%, 06/15/33	500,000	548,458
		1,660,408
Mexico 0.3%
Mexico Government International Bond
3.50%, 01/21/21	650,000	650,845
3.63%, 03/15/22	3,150,000	3,159,734
8.00%, 09/24/22	100,000	120,750
4.00%, 10/02/23	600,000	602,925
4.13%, 01/21/26	500,000	496,625
4.15%, 03/28/27	2,700,000	2,664,900
6.05%, 01/11/40	550,000	607,750
4.75%, 03/08/44	3,250,000	3,023,764
5.55%, 01/21/45	600,000	629,250
4.60%, 01/23/46	1,000,000	922,500
4.35%, 01/15/47	400,000	358,400
		13,237,443
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	621,750
4.00%, 09/22/24 (a)	500,000	505,000
3.75%, 03/16/25 (a)	750,000	742,500
6.70%, 01/26/36	500,000	615,000
4.50%, 04/16/50 (a)	500,000	481,875
		2,966,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	1,000,000	1,222,500
4.13%, 08/25/27	750,000	768,750
5.63%, 11/18/50	500,000	581,875
		2,573,125
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	800,000	810,982
4.20%, 01/21/24	1,300,000	1,329,194
9.50%, 10/21/24	500,000	660,632
5.50%, 03/30/26	600,000	661,979
9.50%, 02/02/30	250,000	365,311
6.38%, 01/15/32	350,000	420,760
3.95%, 01/20/40	1,500,000	1,437,490
		5,686,348
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,036,982
5.13%, 04/21/21	850,000	893,656
5.00%, 03/23/22	500,000	527,979
3.00%, 03/17/23	300,000	293,523
4.00%, 01/22/24	250,000	254,279
		3,006,419
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	600,000	614,010
		614,010
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	257,538
4.38%, 10/27/27	500,000	507,813
7.63%, 03/21/36	550,000	713,487
4.13%, 11/20/45	150,000	135,000
5.10%, 06/18/50	750,000	740,062
		2,353,900
		47,883,905

Supranational* 1.5%
African Development Bank
1.88%, 03/16/20	450,000	444,143
2.38%, 09/23/21	1,500,000	1,477,775
2.13%, 11/16/22	1,000,000	967,773
Asian Development Bank
1.75%, 01/10/20	1,000,000	987,399
1.50%, 01/22/20	500,000	491,734
1.63%, 03/16/21	500,000	485,295
2.00%, 02/16/22	3,000,000	2,914,102
1.75%, 09/13/22	2,775,000	2,652,540
2.00%, 01/22/25	1,500,000	1,414,961
2.00%, 04/24/26	500,000	465,834
2.63%, 01/12/27	1,300,000	1,263,014
2.50%, 11/02/27	250,000	240,028
5.82%, 06/16/28	1,000,000	1,208,950
Corp. Andina de Fomento
2.13%, 09/27/21	1,000,000	963,590
4.38%, 06/15/22	550,000	570,344

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Council of Europe Development Bank
1.75%, 11/14/19	500,000	494,426
1.88%, 01/27/20	200,000	197,669
1.63%, 03/10/20	500,000	491,696
1.63%, 03/16/21	500,000	484,748
European Bank for Reconstruction & Development
1.50%, 03/16/20	850,000	834,068
1.50%, 11/02/21	1,100,000	1,053,274
European Investment Bank
1.13%, 08/15/19	1,000,000	984,706
1.25%, 12/16/19	2,750,000	2,697,169
1.63%, 03/16/20	2,650,000	2,605,324
1.38%, 06/15/20	750,000	731,578
2.88%, 09/15/20	1,350,000	1,354,636
2.00%, 03/15/21	1,500,000	1,469,120
2.50%, 04/15/21	1,000,000	991,233
2.25%, 03/15/22	1,500,000	1,466,668
2.38%, 06/15/22	1,650,000	1,618,839
2.50%, 03/15/23	1,600,000	1,570,466
3.25%, 01/29/24	1,100,000	1,114,483
2.50%, 10/15/24	500,000	485,591
1.88%, 02/10/25	1,000,000	932,728
2.13%, 04/13/26	1,100,000	1,032,435
4.88%, 02/15/36	1,850,000	2,288,989
Inter-American Development Bank
1.25%, 10/15/19	500,000	491,921
1.75%, 10/15/19	500,000	495,079
3.88%, 02/14/20	700,000	714,106
1.63%, 05/12/20	1,700,000	1,671,661
2.13%, 11/09/20	650,000	641,477
1.88%, 03/15/21	4,600,000	4,497,788
2.13%, 01/18/22	750,000	734,587
2.50%, 01/18/23	350,000	344,831
2.38%, 07/07/27	1,100,000	1,045,925
4.38%, 01/24/44	2,000,000	2,396,804
International Bank for Reconstruction & Development
1.88%, 10/07/19	1,800,000	1,785,103
1.63%, 09/04/20	1,000,000	978,240
2.13%, 11/01/20	1,000,000	987,629
1.38%, 05/24/21	1,800,000	1,732,347
2.25%, 06/24/21	3,250,000	3,202,004
2.00%, 01/26/22	3,450,000	3,355,197
1.88%, 10/07/22	2,500,000	2,402,630
2.50%, 11/25/24	1,000,000	974,435
2.50%, 07/29/25	2,750,000	2,669,705
1.88%, 10/27/26	1,000,000	917,108
4.75%, 02/15/35	350,000	427,963
International Finance Corp.
1.75%, 09/16/19	1,100,000	1,090,050
1.63%, 07/16/20	1,000,000	979,515
1.13%, 07/20/21	1,000,000	951,360
Nordic Investment Bank
2.25%, 09/30/21	1,450,000	1,424,707
		78,359,500
Total Government Related
(Cost $340,024,494)		333,025,096

Securitized 30.5% of net assets

Asset-Backed Securities 0.6%
Automobile 0.2%
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (a)	2,541,000	2,507,541
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4, ABS
1.62%, 08/15/22 (a)	1,455,000	1,439,363
Series 2017-2, Class A4
1.87%, 09/15/23 (a)	4,740,000	4,623,309
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4, ABS
2.28%, 02/15/24 (a)	900,000	881,773
		9,451,986
Credit Card 0.4%
American Express Credit Account Master Trust
Series 2017-3, Class A
1.77%, 11/15/22 (a)	955,000	936,591
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4, ABS
1.99%, 07/17/23 (a)	3,350,000	3,283,585
Series 2017-A6, Class A6, ABS
2.29%, 07/15/25 (a)	2,370,000	2,299,498
Chase Issuance Trust
Series 2012-A4 Class A4
1.58%, 08/16/21 (a)	1,080,000	1,066,600
Series 2015-A4 Class A4
1.84%, 04/15/22 (a)	650,000	638,077
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1, ABS
2.49%, 01/20/23 (a)	700,000	691,507
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	325,000	324,229
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (a)	2,650,000	2,636,157
Series 2012-A6 Class A6
1.67%, 01/18/22 (a)	3,502,000	3,464,544
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	3,300,000	3,249,120
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	620,000	613,278
		19,203,186
		28,655,172

Commercial Mortgage-Backed Securities 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	985,280
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,712,242
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	4,725,000	4,785,000
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	1,425,000	1,431,823
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	1,000,000	970,136
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (a)	615,000	636,634
Series 2014-GC23 Class A4
3.62%, 07/10/47 (a)	1,000,000	1,008,285
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	1,200,000	1,200,502

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	501,544
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	1,300,000	1,276,846
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	300,000	300,431
Series 2012-CR3 Class A3
2.82%, 10/15/45 (a)	257,558	252,679
Series 2012-CR4 Class A3
2.85%, 10/15/45 (a)	900,000	877,263
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	4,904,888
Series 2014-CR14 Class A3
3.96%, 02/10/47 (a)	240,000	246,120
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (a)	630,000	637,423
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (a)	400,000	402,642
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,100,000	1,109,863
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	1,550,000	1,534,067
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	400,000	401,658
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	443,760
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	100,238
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,975,000	1,988,704
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	503,498
Series 2013-CR11 Class A3
3.98%, 08/10/50 (a)	450,000	462,605
Series 2013-CR11 Class A4
4.26%, 08/10/50 (a)	340,000	353,720
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	2,100,000	2,108,570
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	301,675
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	308,000	306,921
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	100,258
Fannie Mae
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(c)(j)	146,493	148,907
Series 2014-M6 Class A2
2.68%, 05/25/21 (a)	603,873	598,242
Series 2015-M4 Class AV2
2.51%, 07/25/22 (a)	75,000	73,672
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(c)(j)	65,000	63,051
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(c)(j)	492,000	490,270
Series 2015-M3 Class A2
2.72%, 10/25/24 (a)	550,000	535,181
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(c)(j)	150,000	145,223
Series 2016-M6 Class A2
2.49%, 05/25/26 (a)	2,600,000	2,447,577
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (a)	25,892	25,849
Series K712 Class A2
1.87%, 11/25/19 (a)	419,579	414,635
Series K008 Class A2
3.53%, 06/25/20 (a)	140,600	142,204
Series K009 Class A2
3.81%, 08/25/20 (a)	500,000	508,827
Series K714 Class A2
3.03%, 10/25/20 (a)	765,000	765,614
Series K010 Class A2
4.33%, 10/25/20 (a)	305,000	313,584
Series K012 Class A2
4.19%, 12/25/20 (a)(c)(i)	1,021,000	1,049,564
Series K013 Class A2
3.97%, 01/25/21 (a)(c)(i)	492,000	503,403
Series K014 Class A2
3.87%, 04/25/21 (a)	713,405	728,765
Series K015 Class A2
3.23%, 07/25/21 (a)	525,000	527,279
Series K016 Class A2
2.97%, 10/25/21 (a)	500,000	498,326
Series K017 Class A2
2.87%, 12/25/21 (a)	100,000	99,369
Series K021, Class A1
1.60%, 01/25/22 (a)	128,049	125,156
Series K018, Class A2
2.79%, 01/25/22 (a)	150,000	149,007
Series K025 Class A1
1.88%, 04/25/22 (a)	275,331	269,940
Series K020 Class A2
2.37%, 05/25/22 (a)	385,000	376,265
Series K022 Class A2
2.36%, 07/25/22 (a)	1,200,000	1,169,528
Series K024 Class A2
2.57%, 09/25/22 (a)	800,000	785,314
Series K025 Class A2
2.68%, 10/25/22 (a)	511,000	503,602
Series K029 Class A1
2.84%, 10/25/22 (a)	88,521	88,365
Series K026 Class A2
2.51%, 11/25/22 (a)	550,000	538,622
Series K027 Class A2
2.64%, 01/25/23 (a)	1,705,000	1,681,757
Series K033 Class A1
2.87%, 02/25/23 (a)	101,597	101,353
Series K028 Class A2
3.11%, 02/25/23 (a)	250,000	251,343
Series K030 Class A2
3.25%, 04/25/23 (a)(c)(i)	250,000	252,005
Series K031 Class A2
3.30%, 04/25/23 (a)	1,525,000	1,540,947
Series K033 Class A2
3.06%, 07/25/23 (a)	1,540,000	1,538,594
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	153,009
Series K035 Class A2
3.46%, 08/25/23 (a)(c)(i)	450,000	457,579
Series K725, Class A2
3.00%, 01/25/24 (a)	650,000	646,543
Series K037 Class A2
3.49%, 01/25/24 (a)	600,000	611,469
Series K728, Class A2
3.06%, 08/25/24 (a)(c)(i)	3,700,000	3,683,176
Series K040 Class A2
3.24%, 09/25/24 (a)	400,000	402,476

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K045 Class A1
2.49%, 11/25/24 (a)	439,056	431,044
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	97,323
Series K043, Class A2
3.06%, 12/25/24 (a)	300,000	298,492
Series K052, Class A1
2.60%, 01/25/25 (a)	255,834	251,898
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	994,420
Series K045 Class A2
3.02%, 01/25/25 (a)	400,000	396,556
Series K053, Class A1
2.55%, 02/25/25 (a)	573,601	562,325
Series K046 Class A2
3.21%, 03/25/25 (a)	750,000	751,080
Series K048 Class A2
3.28%, 06/25/25 (a)(c)(i)	838,000	842,706
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	936,016
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	290,219
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	720,362
Series K062, Class A2
3.41%, 12/25/26 (a)	3,000,000	3,016,529
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	106,016
Series K071, Class A2
3.29%, 11/25/27 (a)	1,000,000	989,087
Series K074, Class A2
3.60%, 01/25/28 (a)	1,875,000	1,902,908
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (a)	233,000	235,887
Series 2012-GC6 Class A3
3.48%, 01/10/45 (a)	597,743	603,159
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	398,425	399,787
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (a)	270,462	267,623
Series 2013-GC13 Class A5
4.18%, 07/10/46 (a)(c)(k)	649,000	672,673
Series 2013-GC14 Class A5
4.24%, 08/10/46 (a)	700,000	727,683
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	358,803
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (a)	338,456	340,439
Series 2012-CBX Class A4
3.48%, 06/15/45 (a)	423,741	425,599
Series 2011-C5 Class A3
4.17%, 08/15/46 (a)	315,912	322,929
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (a)	800,000	800,492
Series 2014-C26 Class ASB
3.29%, 01/15/48 (a)	600,000	599,764
Series 2015-C29 Class A4
3.61%, 05/15/48 (a)	1,000,000	1,002,566
Series 2015-C28 Class A4
3.23%, 10/15/48 (a)	2,000,000	1,961,218
Series 2015-C32 Class A2
2.82%, 11/15/48 (a)	600,000	596,074
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	450,000	454,399
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-JP1 Class A4
3.65%, 01/15/49 (a)	600,000	601,734
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A1
2.10%, 03/15/50 (a)	423,213	415,261
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (a)	430,000	427,138
Series 2013-C10 Class A4
4.22%, 07/15/46 (a)(c)(k)	180,000	185,399
Series 2014-C16 Class A5
3.89%, 06/15/47 (a)	270,000	275,106
Series 2015-C24 Class ASB
3.48%, 05/15/48 (a)	1,000,000	1,003,649
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	78,379
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (a)	300,000	299,204
Series 2011-C3, Class A4
4.12%, 07/15/49 (a)	100,000	102,360
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	500,000	487,848
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	986,161
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (a)	500,000	490,031
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	1,850,000	1,836,543
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(c)(k)	640,000	665,229
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,210,000	1,192,867
Series 2015-C31 Class A3
3.43%, 11/15/48 (a)	500,000	493,890
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,519,487
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	875,000	879,641
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,000,000	989,668
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	500,000	490,061
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	560,000	562,630
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	575,000	568,371
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (a)	148,735	147,668
Series 2013-C14 Class A5
3.34%, 06/15/46 (a)	547,687	547,608
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(c)(k)	520,000	538,717
Series 2014-C19 Class A4
3.83%, 03/15/47 (a)	100,000	102,060
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,780,000	1,801,388
Series 2013-C12 Class A4
3.20%, 03/15/48 (a)	881,000	876,060
		98,171,101

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
3.50%, 10/01/18 to 04/01/48 (a)	166,105,039	166,242,091
6.00%, 10/01/18 to 07/01/41 (a)	3,365,984	3,712,163
7.00%, 11/01/18 to 03/01/37 (a)	19,278	21,880
6.50%, 05/01/19 to 05/01/40 (a)	1,397,482	1,548,435
4.50%, 06/01/19 to 06/01/48 (a)	31,094,787	32,604,202
5.00%, 06/01/19 to 09/01/39 (a)(d)	3,190,406	3,421,148
4.00%, 09/01/20 to 05/01/48 (a)	112,692,959	115,387,543
5.50%, 08/01/23 to 08/01/41 (a)	7,777,222	8,454,509
5.00%, 03/01/24 to 06/01/48 (a)	10,667,285	11,430,712
4.00%, 04/01/24 to 05/01/41 (a)(d)	7,049,752	7,243,384
8.50%, 05/01/25 (a)	1,766	1,900
3.00%, 12/01/25 to 04/01/47 (a)	159,859,056	156,758,698
2.50%, 07/01/27 to 02/01/43 (a)	38,365,549	37,363,042
2.00%, 02/01/28 to 01/01/32 (a)	1,583,749	1,514,246
5.50%, 07/01/29 to 09/01/38 (a)(d)	1,197,360	1,299,183
6.00%, 07/01/35 to 10/01/39 (a)(d)	1,181,962	1,301,000
4.50%, 04/01/39 to 04/01/41 (a)(d)	1,267,845	1,334,210
3.50%, 10/01/40 to 06/01/45 (a)(d)	18,777,343	18,762,570
3.00%, 07/01/43 to 10/01/46 (a)(d)	11,054,281	10,736,618
Fannie Mae TBA
2.00%, 07/01/33 (a)(g)	3,000,000	2,841,218
2.50%, 07/01/33 to 07/01/48 (a)(g)	4,500,000	4,320,593
3.00%, 07/01/33 to 07/01/48 (a)(g)	5,500,000	5,379,177
3.50%, 07/01/33 to 07/01/48 (a)(g)	11,000,000	11,049,058
4.00%, 07/01/33 to 07/01/48 (a)(g)	8,500,000	8,669,608
4.50%, 07/01/48 (a)(g)	11,000,000	11,455,563
Freddie Mac
5.50%, 11/01/18 to 06/01/41 (a)	5,163,212	5,591,707
4.50%, 05/01/19 to 06/01/48 (a)	20,878,468	21,867,951
5.00%, 03/01/21 to 12/01/44 (a)	7,541,196	8,061,196
6.00%, 05/01/21 to 05/01/40 (a)	3,241,946	3,588,247
6.50%, 09/01/22 to 09/01/39 (a)	420,344	467,836
4.50%, 07/01/23 to 07/01/39 (a)(d)	467,241	489,068
2.00%, 08/01/23 to 12/01/31 (a)	1,336,988	1,282,926
5.00%, 01/01/24 to 08/01/39 (a)(d)	1,185,396	1,263,643
4.00%, 03/01/24 to 06/01/48 (a)	64,759,872	66,364,848
5.50%, 05/01/24 to 02/01/40 (a)(d)	637,954	688,499
3.00%, 12/01/25 to 04/01/47 (a)	100,962,768	98,846,512
3.50%, 12/01/25 to 02/01/48 (a)	116,923,474	116,893,601
2.50%, 07/01/27 to 11/01/46 (a)	26,063,901	25,365,101
6.00%, 09/01/32 to 10/01/37 (a)(d)	291,741	321,109
6.50%, 12/01/33 (a)(d)	197,042	219,527
3.00%, 01/01/43 to 10/01/46 (a)(d)	10,815,588	10,504,889
4.00%, 05/01/44 (a)(d)	1,275,418	1,305,827
Freddie Mac TBA
2.00%, 07/01/33 (a)(g)	1,500,000	1,419,672
2.50%, 07/01/33 (a)(g)	4,000,000	3,883,160
3.00%, 07/01/33 to 07/01/48 (a)(g)	8,500,000	8,340,328
3.50%, 07/01/33 to 07/01/48 (a)(g)	11,500,000	11,539,234
4.00%, 07/01/48 (a)(g)	8,500,000	8,664,466
4.50%, 07/01/48 (a)(g)	5,000,000	5,203,350
Ginnie Mae
5.00%, 12/15/19 to 02/20/48 (a)	10,621,334	11,343,095
6.50%, 05/15/24 to 10/20/37 (a)	185,032	210,210
4.00%, 12/15/24 to 04/20/48 (a)	71,061,459	73,267,088
5.50%, 04/20/26 to 12/20/45 (a)	3,540,787	3,853,092
3.50%, 05/20/26 to 03/20/48 (a)	128,498,188	129,447,784
3.00%, 12/15/26 to 02/20/47 (a)	77,167,589	76,018,702
2.50%, 03/20/27 to 01/20/47 (a)	4,566,442	4,431,651
6.00%, 10/20/32 to 01/20/45 (a)	1,870,967	2,051,755
5.50%, 04/15/33 (a)(d)	179,038	196,094
5.00%, 05/15/33 to 07/20/39 (a)(d)	534,882	574,500
4.50%, 09/15/33 to 11/20/47 (a)	21,928,201	23,092,742
6.00%, 09/20/37 (a)(d)	227,186	248,125
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 03/20/39 (a)(d)	298,648	314,223
3.00%, 01/20/43 to 12/20/46 (a)(d)	32,213,214	31,651,703
3.50%, 08/20/44 to 07/20/46 (a)(d)	30,076,321	30,273,269
Ginnie Mae TBA
2.50%, 07/01/48 (a)(g)	2,000,000	1,897,560
3.00%, 07/01/48 (a)(g)	7,500,000	7,338,202
3.50%, 07/01/48 (a)(g)	11,500,000	11,543,753
4.00%, 07/01/48 (a)(g)	8,000,000	8,200,000
4.50%, 07/01/48 (a)(g)	9,500,000	9,875,629
		1,450,854,625
Total Securitized
(Cost $1,615,517,228)		1,577,680,898

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82% (l)	17,839,047	17,839,047
Total Other Investment Company
(Cost $17,839,047)		17,839,047

Short-Term Investments 4.0% of net assets

Government Related 4.0%
Federal Home Loan Bank
1.83%, 07/05/18 (m)	80,000,000	79,987,600
1.84%, 07/11/18 (m)	21,000,000	20,990,235
1.89%, 07/24/18 (m)	60,000,000	59,931,780

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 07/27/18 (m)	18,000,000	17,976,744
1.87%, 08/03/18 (m)	30,000,000	29,949,060
Total Short-Term Investments
(Cost $208,824,895)		208,835,419
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Variable-rate security.
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,809,383 or 0.3% of net assets.
(f)	Guaranteed by the Republic of Germany.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Zero Coupon Bond.
(i)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(j)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(k)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(l)	The rate shown is the 7-day yield.
(m)	The rate shown is the purchase yield.

GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,283,015,526	$—	$1,283,015,526
Treasuries	—	1,942,624,777	—	1,942,624,777
Government Related[1]	—	333,025,096	—	333,025,096
Securitized [1]	—	1,577,680,898	—	1,577,680,898
Other Investment Company[1]	17,839,047	—	—	17,839,047
Short-Term Investments[1]	—	208,835,419	—	208,835,419
Total	$17,839,047	$5,345,181,716	$—	$5,363,020,763
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,486,340,524)		$5,363,020,763
Cash		934,742
Receivables:
Investments sold		163,663,967
Interest		32,486,117
Dividends	+	23,175
Total assets		5,560,128,764
Liabilities
Payables:
Investments bought		176,486,329
Investments bought — Delayed delivery		210,083,232
Investment adviser fees	+	168,313
Total liabilities		386,737,874
Net Assets
Total assets		5,560,128,764
Total liabilities	–	386,737,874
Net assets		$5,173,390,890
Net Assets by Source
Capital received from investors		5,322,082,038
Net investment income not yet distributed		8,064,699
Net realized capital losses		(33,436,086)
Net unrealized capital depreciation		(123,319,761)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,173,390,890		102,200,000		$50.62

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2018 through June 30, 2018; unaudited
Investment Income
Dividends		$169,387
Interest	+	65,109,951
Total investment income		65,279,338
Expenses
Investment adviser fees		997,977
Total expenses	–	997,977
Net investment income		64,281,361
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(14,830,277)
Net change in unrealized appreciation (depreciation) on investments	+	(132,445,407)
Net realized and unrealized losses		(147,275,684)
Decrease in net assets resulting from operations		($82,994,323)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/18-6/30/18		1/1/17-12/31/17
Net investment income		$64,281,361	$88,885,573
Net realized losses		(14,830,277)	(906,970)
Net change in unrealized appreciation (depreciation)	+	(132,445,407)	39,801,062
Increase (decrease) in net assets resulting from operations		(82,994,323)	127,779,665
Distributions to Shareholders
Distributions from net investment income		($56,618,000)	($95,694,640)

Transactions in Fund Shares
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,600,000	$387,309,718	30,800,000	$1,604,905,807
Shares redeemed	+	—	—	(400,000)	(20,744,738)
Net transactions in fund shares		7,600,000	$387,309,718	30,400,000	$1,584,161,069
Shares Outstanding and Net Assets
		1/1/18-6/30/18		1/1/17-12/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		94,600,000	$4,925,693,495	64,200,000	$3,309,447,401
Total increase	+	7,600,000	247,697,395	30,400,000	1,616,246,094
End of period		102,200,000	$5,173,390,890	94,600,000	$4,925,693,495
Net investment income not yet distributed			$8,064,699		$401,338

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF™
Schwab Short-Term U.S. Treasury ETF	Schwab International Equity ETF™
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF™
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. REIT ETF™
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of June 30, 2018, the funds had no securities on loan.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of their respective index.
Interest Rate Risk. The funds’ investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt a fund’s yield or share price.
Non-U.S. Issuer Risk. The Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. The Schwab U.S. Aggregate Bond ETF may invest in derivatives instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk, and leverage risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack-of-availability risk, valuation risk, correlation risk and tax risk. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Leverage Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain fund transactions, such as TBA transactions or derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Concentration Risk. With respect to the Schwab U.S. Aggregate Bond ETF, to the extent that the fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Operational Risk. The funds are exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The funds seek to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
0.05%	0.06%	0.06%	0.04%
In addition, advisory fees for each fund will cover interest expense.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2018, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.1%	0.1%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.2%
Schwab Target 2020 Index Fund	0.1%	0.2%	0.6%
Schwab Target 2025 Index Fund	0.0%*	0.1%	0.6%
Schwab Target 2030 Index Fund	-%	0.1%	0.7%
Schwab Target 2035 Index Fund	-%	0.0%*	0.3%
Schwab Target 2040 Index Fund	-%	0.0%*	0.2%
Schwab Target 2045 Index Fund	-%	0.0%*	0.1%
Schwab Target 2050 Index Fund	-%	0.0%*	0.1%
Schwab Target 2055 Index Fund	-%	0.0%*	0.0%*
Schwab Target 2060 Index Fund	-%	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	-%	0.4%
Schwab VIT Balanced with Growth Portfolio	0.1%	-%	0.8%
Schwab VIT Growth Portfolio	0.0%*	-%	0.4%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. Where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$447,234,479	$—	$447,234,479
Schwab Short-Term U.S. Treasury ETF	817,058,363	—	817,058,363
Schwab Intermediate-Term U.S. Treasury ETF	380,862,629	—	380,862,629
Schwab U.S. Aggregate Bond ETF	2,151,090,924	386,237,951	2,537,328,875
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$334,465,581	$—	$334,465,581
Schwab Short-Term U.S. Treasury ETF	736,727,845	—	736,727,845
Schwab Intermediate-Term U.S. Treasury ETF	275,836,896	—	275,836,896
Schwab U.S. Aggregate Bond ETF	1,867,660,464	273,677,234	2,141,337,698
*Includes securities guaranteed by U.S. Government Agencies.

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for

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Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):
cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$2,543,457,760	$97,740,657
Schwab Short-Term U.S. Treasury ETF	533,860,226	160,380,409
Schwab Intermediate-Term U.S. Treasury ETF	1,539,037,648	17,834,196
Schwab U.S. Aggregate Bond ETF	—	—
For the period ended June 30, 2018, the funds (except for the Schwab U.S. Aggregate Bond ETF) realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2018 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes
As of June 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Tax cost	$5,478,726,200	$2,636,556,196	$2,800,834,002	$5,490,178,869
Gross unrealized appreciation	$—	$—	$—	$3,302,048
Gross unrealized depreciation	(45,893,067)	(28,674,228)	(43,905,341)	(130,460,154)
Net unrealized appreciation (depreciation)	($45,893,067)	($28,674,228)	($43,905,341)	($127,158,106)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
December 31, 2018	$39	$366	$2,072	$—
No expiration	11,922,565	5,054,535	4,271,118	16,118,177
Total	$11,922,604	$5,054,901	$4,273,190	$16,118,177
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 5, 2018. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of the Funds, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The

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Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury 1 – 3 Year Index  An index that includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays US Treasury 3 – 10 Year Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years but less than 10 years, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bid  The highest price at which someone is willing to buy a security.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Notes

Schwab Fixed-Income ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR62961-07
00213105

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 13, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 13, 2018